                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06526

                               The Coventry Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         3435 Stelzer Road, Columbus, OH                    43219
--------------------------------------------------------------------------------
     (Address of principal executive offices)             (Zip code)

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------

                    (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000

Date of fiscal year end: 3/31/06

Date of reporting period: 06/30/05

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

THE COVENTRY  GROUP
WALDEN SOCIAL BALANCED FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

                               Shares or
                            Principal Amount        VALUE
                            ----------------        -----
COMMON STOCKS  (69.8%)
BASIC MATERIALS  (5.3%)
Bemis Co., Inc.                    6,500        $  172,510
Donaldson Co., Inc.               12,000           363,960
Ecolab, Inc.                      10,000           323,600
Praxair, Inc.                      8,000           372,800
Sigma-Aldrich                      5,000           280,200
                                                ----------
                                                 1,513,070
                                                ----------
CAPITAL GOODS  (2.2%)
Dover Corp.                        4,000           145,520
Illinois Tool Works                6,000           478,080
                                                ----------
                                                   623,600
                                                ----------
CONSUMER CYCLICALS  (5.0%)
Home Depot, Inc.                   3,200           124,480
Honda Motor Co. Ltd., ADR          8,000           196,880
McClatchy Co.                      2,500           163,600
Omnicom Group, Inc.                5,700           455,202
Staples, Inc.                     13,500           287,820
Washington Post Co.                  220           183,707
                                                ----------
                                                 1,411,689
                                                ----------
CONSUMER PRODUCTS  (0.6%)
Aptargroup, Inc.                   3,500           177,800
                                                ----------
CONSUMER STAPLES  (8.1%)
Alberto-Culver Co.                 7,500           324,975
Colgate-Palmolive Co.              8,000           399,280
Costco Wholesale Corp.             8,500           380,970
Hershey Foods Corp.                3,000           186,300
Pepsico, Inc.                      6,600           355,938
Sysco Corp.                       14,000           506,660
W.W. Grainger, Inc.                3,000           164,370
                                                ----------
                                                 2,318,493
                                                ----------
ENERGY  (3.7%)
BP PLC, ADR                       13,500           842,130
Keyspan Corp.                      5,000           203,500
                                                ----------
                                                 1,045,630
                                                ----------
FINANCIAL SERVICES  (14.4%)
AmSouth Bancorporation             7,100           184,600
Bank of America Corp.             11,000           501,710
Chubb Corp.                        5,000           428,050
Cincinnati Financial Corp.         8,715           344,765
Comerica, Inc.                     4,000           231,200
Commerce Bancshares, Inc.          5,512           277,860
Fannie Mae                         6,000           350,400
MBNA Corp.                        12,000           313,920
Northern Trust Corp.               6,000           273,540
State Street Corp.                 6,000           289,500
T. Rowe Price Group, Inc.          5,000           313,000
Wells Fargo & Co.                  4,000           246,320
Wilmington Trust Corp.            10,000           360,100
                                                ----------
                                                 4,114,965
                                                ----------
FOOD PRODUCTS  (0.6%)

McCormick & Co.                                        5,000      163,400
                                                               ----------
HEALTH CARE  (14.7%)
Amgen, Inc. (b)                                        4,500      272,070
Beckman Coulter, Inc.                                  3,000      190,710
Becton, Dickinson & Co.                                3,000      157,410
Biomet, Inc.                                           9,000      311,760
C.R. Bard, Inc.                                        4,000      266,040
Dentsply International, Inc.                           3,300      178,200
GlaxoSmithKline PLC - ADR                              8,000      388,080
Henry Schein, Inc. (b)                                 6,000      249,120
IMS Health, Inc.                                       8,000      198,160
Johnson & Johnson, Inc.                                7,000      455,000
Medtronic, Inc.                                        6,000      310,740
Novartis AG - ADR                                      8,200      389,008
Patterson Companies, Inc. (b)                          4,000      180,320
Respironics, Inc. (b)                                  6,000      216,660
Teva Pharmaceutical Ltd., ADR                         14,000      435,960
                                                               ----------
                                                                4,199,238
                                                               ----------
PRODUCER PRODUCTS  (1.8%)
Baldor Electric Co.                                    4,000       97,280
Carlisle Cos., Inc.                                    3,000      205,890
Teleflex, Inc.                                         3,400      201,858
                                                               ----------
                                                                  505,028
                                                               ----------
RETAIL STORES  (0.6%)
TJX Cos., Inc.                                         7,000      170,450
                                                               ----------
TECHNOLOGY  (11.6%)
3M Co.                                                 4,000      289,200
Affiliated Computer Services, Inc. (b)                 3,000      153,300
Applied Materials, Inc.                               15,000      242,700
Automatic Data Processing, Inc.                        7,000      293,790
Cisco Systems, Inc. (b)                               11,000      210,210
Dell, Inc. (b)                                        11,000      434,610
Diebold, Inc.                                          4,000      180,440
EMC Corp. (b)                                         14,000      191,940
Intel Corp.                                           11,500      299,690
International Business Machines Corp.                  3,500      259,700
Jabil Circuit, Inc. (b)                                6,700      205,891
Microsoft Corp.                                       14,000      347,760
Waters Corp. (b)                                       5,000      185,850
                                                               ----------
                                                                3,295,081
                                                               ----------
TRANSPORTATION  (1.2%)
United Parcel Service, Inc. Class B                    5,000      345,800
                                                               ----------
TOTAL COMMON STOCKS                                            19,884,244
                                                               ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS  (24.0%)
FEDERAL FARM CREDIT BANK  (1.9%)
6.00%, 3/7/11                                        500,000      548,946
                                                               ----------
FEDERAL HOME LOAN BANK  (7.0%)
5.38%, 2/15/06                                       500,000      504,834
2.75%, 5/15/06                                     1,000,000      991,644
3.50%, 11/15/07                                      500,000      496,276
                                                               ----------
                                                                1,992,754
                                                               ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (3.4%)
3.22%*, 1/27/06                                    1,000,000      979,613
                                                               ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (2.2%)
6.50%, 2/15/32                                        24,716       25,848
6.50%, 5/15/32                                       232,747      243,410
6.00%, 7/15/34                                       338,364      349,330
                                                               ----------

                                                                   618,588
                                                               -----------
HOUSING AND URBAN DEVELOPMENT  (0.8%)
7.50%, 8/1/11                                        200,000       225,284
                                                               -----------
U.S. TREASURY INFLATION PROTECTED BONDS  (8.7%)
3.63%, 1/15/08                                     1,000,000     1,274,978
3.00%, 7/15/12                                     1,000,000     1,189,104
                                                               -----------
                                                                 2,464,082
                                                               -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                         6,829,267
                                                               -----------

INVESTMENT COMPANIES  (4.1%)
Fifth Third Institutional Government               1,165,458     1,165,458
                                                               -----------
Money Market Fund - Institutional
TOTAL INVESTMENT COMPANIES                                       1,165,458
                                                               -----------
CERTIFICATES OF DEPOSIT  (1.1%)
Albina Community Bank, 3.59%, 3/15/08                 25,000        25,000
Central Appalachian Peoples Federal                   25,000        25,000
Credit Union, 4.00%, 3/14/09
Community Capital Bank, 1.53%, 7/20/05                50,000        50,000
Delta Bank and Trust Co., 1.53%, 7/20/05              25,000        25,000
Elk Horn Bank, 3.75%, 3/14/08                         25,000        25,000
Quitman TRI-COUNTY Bank, 2.00%, 1/9/06                25,000        25,000
Shorebank Pacific, 3.02%, 7/13/07                     50,000        50,000
Shorebank Pacific Bank, 2.85%, 2/10/06                50,000        50,000
Vermont Development Credit, 3.75%, 7/13/09            50,000        50,000
                                                               -----------

TOTAL CERTIFICATES OF DEPOSIT                                      325,000
                                                               -----------

MUNICIPAL BONDS  (0.7%)
MASSACHUSETTS  (0.7%)
Massachusetts State Port Authority                   200,000       200,015
                                                               -----------
Revenue, 6.30%, 7/1/05

TOTAL MUNICIPAL BONDS                                              200,015
                                                               -----------
TOTAL INVESTMENTS (COST $25,541,737) (a) - 99.7%                28,403,984

-----------------

Percentages indicated are based on net assets,

(a) At June 30, 2005 the basis of investments for federal income tax purposes was substantially the same as their cost for financial reporting purposes.

    Unrealized appreciation of securities as follows:

Unrealized appreciation         $ 3,438,764
Unrealized depreciation            (576,517)
                                -----------
Net unrealized appreciation     $ 2,862,247
                                ===========

(b) Represents non-income producing security.

    ADR - American Depositary Receipt

* Discount Note. Rate disclosed represents the effective yield at June 30, 2005.

                See Notes to Schedule of Portfolio Investments.

THE COVENTRY  GROUP
WALDEN SOCIAL EQUITY FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

                                                   SHARES       VALUE
                                                   ------       -----
COMMON STOCKS  (98.2%)
BASIC MATERIALS  (5.3%)
Bemis Co., Inc.                                     16,000   $   424,640
Donaldson Co., Inc.                                 15,000       454,950
Ecolab, Inc.                                        14,000       453,040
Sealed Air Corp. (b)                                 8,000       398,320
Sigma-Aldrich                                       12,000       672,480
                                                             -----------
                                                               2,403,430
                                                             -----------
CAPITAL GOODS  (1.8%)
Illinois Tool Works                                 10,000       796,800
                                                             -----------
COMMUNICATION SERVICES  (1.1%)
Alltel Corp.                                         8,000       498,240
                                                             -----------
CONSUMER CYCLICALS  (9.5%)
Eaton Corp.                                         11,000       658,900
Home Depot, Inc.                                    14,000       544,600
Lear Corp.                                          10,000       363,800
Leggett & Platt, Inc.                               15,000       398,700
McClatchy Co.                                        6,000       392,640
Nike, Inc.                                           5,500       476,300
Staples, Inc.                                       37,500       799,500
Washington Post Co.                                    800       668,024
                                                             -----------
                                                               4,302,464
                                                             -----------
CONSUMER PRODUCTS  (1.3%)
Aptargroup, Inc.                                    12,000       609,600
                                                             -----------
CONSUMER STAPLES  (12.8%)
Alberto-Culver Co.                                  10,000       433,300
Colgate-Palmolive Co.                               16,000       798,560
Costco Wholesale Corp.                              20,000       896,400
Hershey Foods Corp.                                 13,000       807,300
Pepsico, Inc.                                       16,000       862,880
Procter & Gamble Co.                                 8,000       422,000
Sysco Corp.                                         25,000       904,750
W.W. Grainger, Inc.                                 12,000       657,480
                                                             -----------
                                                               5,782,670
                                                             -----------
ENERGY  (7.4%)
Apache Corp.                                        13,000       839,800
BP PLC, ADR                                         27,000     1,684,260
Keyspan Corp.                                       20,000       814,000
                                                             -----------
                                                               3,338,060
                                                             -----------
FINANCIAL SERVICES  (22.7%)
AmSouth Bancorporation                              24,000       624,000
Bank of America Corp.                               18,000       820,980
Chubb Corp.                                         12,000     1,027,320
Cincinnati Financial Corp.                          19,845       785,068
Comerica, Inc.                                      12,000       693,600
Commerce Bancshares, Inc.                           15,750       793,958
Fannie Mae                                           8,000       467,200
MBNA Corp.                                          20,000       523,200
Northern Trust Corp.                                13,200       601,788
State Street Corp.                                  12,000       579,000
Suntrust Banks, Inc.                                10,000       722,400

T. Rowe Price Group, Inc.                           16,500     1,032,899
Wells Fargo & Co.                                   15,000       923,700
Wilmington Trust Corp.                              20,000       720,200
                                                             -----------
                                                              10,315,313
                                                             -----------
HEALTH CARE  (17.3%)
Amgen, Inc. (b)                                     12,000       725,520
Biomet, Inc.                                        12,000       415,680
C.R. Bard, Inc.                                      6,000       399,060
Dentsply International, Inc.                        10,000       540,000
GlaxoSmithKline PLC - ADR                           15,000       727,650
Henry Schein, Inc. (b)                              16,000       664,320
IMS Health, Inc.                                    20,000       495,400
Johnson & Johnson, Inc.                             15,000       975,000
Medtronic, Inc.                                     18,000       932,220
Novartis AG - ADR                                   15,000       711,600
Pfizer, Inc.                                        16,000       441,280
Teva Pharmaceutical Ltd., ADR                       26,000       809,640
                                                             -----------
                                                               7,837,370
                                                             -----------
PRODUCER PRODUCTS  (1.2%)
Teleflex, Inc.                                       9,000       534,330
                                                             -----------
RETAIL STORES  (1.1%)
TJX Cos., Inc.                                      20,000       487,000
                                                             -----------
TECHNOLOGY  (13.8%)
3M Co.                                              12,000       867,600
Adobe Systems, Inc.                                 10,000       286,200
Applied Materials, Inc.                             25,000       404,500
Automatic Data Processing, Inc.                     11,000       461,670
Dell, Inc. (b)                                      16,500       651,915
Diebold, Inc.                                       18,000       811,980
EMC Corp. (b)                                       16,500       226,215
Intel Corp.                                         25,000       651,500
International Business Machines Corp.                7,000       519,400
Jabil Circuit, Inc. (b)                             11,000       338,030
Microsoft Corp.                                     35,000       869,400
Waters Corp. (b)                                     5,000       185,850
                                                             -----------
                                                               6,274,260
                                                             -----------
TRANSPORTATION  (2.9%)
Expeditors International of Washington, Inc.         8,000       398,480
United Parcel Service, Inc. Class B                 13,000       899,080
                                                             -----------
                                                               1,297,560
                                                             -----------
TOTAL COMMON STOCKS                                           44,477,097
                                                             -----------

INVESTMENT COMPANIES  (1.8%)
Fifth Third Institutional Government               816,101       816,101
                                                             -----------
Money Market Fund - Institutional Class
TOTAL INVESTMENT COMPANIES                                       816,101
                                                             -----------

TOTAL INVESTMENTS (COST $38,447,246) (a) - 100.0%             45,293,198

------------

Percentages indicated are based on net assets.

(a) At June 30, 2005 the basis of investments for federal income tax purposes was substantially the same as their cost for financial reporting purposes. Unrealized appreciation of securities as follows:

Unrealized appreciation          $ 8,484,864
Unrealized depreciation           (1,638,912)
                                 -----------
Net unrealized appreciation      $ 6,845,952
                                 ===========

(b) Represents non-income producing security.

ADR - American Depositary Receipt

                See Notes to Schedule of Portfolio Investments.

THE COVENTRY  GROUP
BOSTON BALANCED FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT          VALUE
                                                     ------          -----
COMMON STOCKS  (69.3%)
BASIC MATERIALS  (4.0%)
Air Products & Chemical, Inc.                         15,000     $    904,500
Donaldson Co., Inc.                                   75,000        2,274,750
Ecolab, Inc.                                          75,000        2,427,000
Sigma-Aldrich                                         25,000        1,401,000
                                                                 ------------
                                                                    7,007,250
                                                                 ------------
CAPITAL GOODS  (2.9%)
Illinois Tool Works                                   30,000        2,392,750
Precision Castparts Corp.                             35,000        2,726,500
                                                                 ------------
                                                                    5,119,250
                                                                 ------------
CONSUMER CYCLICALS  (5.1%)
Emerson Electric Co.                                  15,000          939,450
Gannett Co., Inc.                                     30,000        2,133,900
Johnson Controls, Inc.                                50,000        2,816,500
McClatchy Co.                                         35,000        2,290,400
Staples, Inc.                                         30,000          639,600
                                                                 ------------
                                                                    8,819,850
                                                                 ------------
CONSUMER PRODUCTS  (2.5%)
Anheuser-Busch Cos., Inc.                             50,000        2,287,500
Aptargroup, Inc.                                      40,000        2,032,000
                                                                 ------------
                                                                    4,319,500
                                                                 ------------
CONSUMER STAPLES  (9.5%)
Alberto-Culver Co.                                    35,000        1,516,550
Clorox Co.                                            20,000        1,114,400
Costco Wholesale Corp.                                60,000        2,689,200
Hershey Foods Corp.                                   40,000        2,484,000
Kimberly-Clark Corp.                                  20,000        1,251,800
Procter & Gamble Co.                                  50,000        2,637,500
Sysco Corp.                                           75,000        2,714,250
W.W. Grainger, Inc.                                   25,000        1,372,750
William Wrigley, Jr. Co.                              10,000          688,400
                                                                 ------------
                                                                   16,468,850
                                                                 ------------
ENERGY  (5.5%)
BP PLC, ADR                                           60,000        3,742,800
Exxon Mobil Corp.                                    100,000        5,747,000
                                                                 ------------
                                                                    9,489,800
                                                                 ------------
FINANCIAL SERVICES  (16.9%)
AmSouth Bancorporation                                50,000        1,300,000
Bank of America Corp.                                 50,000        2,280,500
Cincinnati Financial Corp.                            66,150        2,616,894
Comerica, Inc.                                        30,000        1,733,300
Commerce Bancshares, Inc.                             50,000        2,520,500
First Midwest Bancgroup, Inc.                         30,000        1,055,100
MBNA Corp.                                           100,000        2,616,000
Morgan Stanley                                        20,000        1,049,400
Northern Trust Corp.                                  20,000          911,800
State Street Corp.                                    25,000        1,206,250
Suntrust Banks, Inc.                                  25,000        1,806,000
T. Rowe Price Group, Inc.                             40,000        2,504,000

Wachovia Corp.                                         40,000      1,984,000
Wells Fargo & Co.                                      50,000      3,079,000
Wilmington Trust Corp.                                 75,000      2,700,750
                                                                 -----------
                                                                  29,363,494
                                                                 -----------
HEALTH CARE  (11.5%)
Beckman Coulter, Inc.                                  25,000      1,589,250
Becton, Dickinson & Co.                                40,000      2,098,800
Biomet, Inc.                                           50,000      1,732,000
C.R. Bard, Inc.                                        40,000      2,660,400
Dentsply International, Inc.                           40,000      2,160,000
Henry Schein, Inc. (b)                                 30,000      1,245,600
Johnson & Johnson, Inc.                                40,000      2,599,750
Medtronic, Inc.                                        40,000      2,071,600
Pfizer, Inc.                                           20,000        551,600
Saint Jude Medical, Inc. (b)                           40,000      1,744,400
Stryker Corp.                                          30,000      1,426,800
                                                                 -----------
                                                                  19,880,200
                                                                 -----------
PRODUCER PRODUCTS  (2.8%)
Carlisle Cos., Inc.                                    20,000      1,372,600
General Electric Co.                                  100,000      3,465,000
                                                                 -----------
                                                                   4,837,600
                                                                 -----------
RETAIL STORES  (0.4%)
TJX Cos., Inc.                                         25,000        608,750
                                                                 -----------
TECHNOLOGY  (7.4%)
3M Co.                                                 35,000      2,530,500
Applied Materials, Inc.                                50,000        809,000
Automatic Data Processing, Inc.                        10,000        419,700
Dell, Inc. (b)                                         60,000      2,370,600
Diebold, Inc.                                          30,000      1,353,300
Intel Corp.                                            60,000      1,563,600
International Business Machines Corp.                  10,000        742,000
Microsoft Corp.                                        90,000      2,235,600
Oracle Corp. (b)                                       25,000        332,250
Waters Corp. (b)                                       15,000        557,550
                                                                 -----------
                                                                  12,914,100
                                                                 -----------
TRANSPORTATION  (0.8%)
C.H. Robinson Worldwide, Inc.                          25,000      1,455,000
                                                                 -----------
TOTAL COMMON STOCKS                                              120,283,644
                                                                 -----------

CORPORATE OBLIGATIONS  (2.9%)
BASIC MATERIALS  (0.2%)
Weyerhaeuser Co., 7.25%, 7/1/13                       300,000        339,878
                                                                 -----------
CONSUMER CYCLICALS  (0.7%)
Eaton Corp., 8.90%, 8/15/06                           600,000        629,149
Leggett & Platt, Inc., 6.25%, 9/9/08                  500,000        528,979
                                                                 -----------
                                                                   1,158,128
                                                                 -----------
CONSUMER STAPLES  (0.3%)
Albertson's, Inc., 6.66%, 7/21/08                     500,000        519,241
                                                                 -----------
FINANCIAL SERVICES  (1.7%)
Ford Credit Co., 7.20%, 6/15/07                     1,000,000      1,011,941
General Electric Capital Corp., 8.30%, 9/20/09      1,000,000      1,154,497
General Motors Acceptance Corp., 6.13%, 9/15/06       825,000        825,825
                                                                 -----------
                                                                   2,992,263
                                                                 -----------
TOTAL CORPORATE OBLIGATIONS                                        5,009,510
                                                                 -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS  (20.9%)
FEDERAL FARM CREDIT BANK  (2.5%)

6.80%, 10/12/07                                      2,500,000      2,662,377
6.30%, 12/20/10                                      1,500,000      1,668,104
                                                                 ------------
                                                                    4,330,481
                                                                 ------------
FEDERAL HOME LOAN BANK  (2.9%)
2.38%, 2/15/06                                       5,000,000      4,959,800
                                                                 ------------
U.S. TREASURY INFLATION PROTECTED BONDS  (15.5%)
3.50%, 1/15/11                                      15,000,000     18,593,438
3.00%, 7/15/12                                       7,000,000      8,323,726
                                                                 ------------
                                                                   26,917,164
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                           36,207,445
                                                                 ------------

INVESTMENT COMPANIES  (7.5%)
Fifth Third Institutional Government                 8,720,300      8,720,300
Money Market Fund - Institutional Class
Fifth Third Prime Money Market Fund                  4,250,022      4,250,022
                                                                 ------------
TOTAL INVESTMENT COMPANIES                                         12,970,322
                                                                 ------------

TOTAL INVESTMENTS (COST $136,633,752) (a) - 100.6%                174,470,921

------------

Percentages indicated are based on net assets.

(a) At June 30, 2005 the basis of investments for federal income tax purposes was substantially the same as their cost for financial reporting purposes. Unrealized appreciation of securities as follows:

Unrealized appreciation       $40,253,441
Unrealized depreciation        (2,416,272)
                              -----------
Net unrealized appreciation   $37,837,169
                              ===========

(b) Represents non-income producing security.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

ADR - American Depositary Receipt

                See Notes to Schedule of Portfolio Investments.

THE COVENTRY  GROUP
BOSTON EQUITY FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

                                 SHARES      VALUE
                                 ------      -----
COMMON STOCKS  (96.9%)
BASIC MATERIALS  (6.4%)
Air Products & Chemical, Inc.     7,500    $  452,250
Donaldson Co., Inc.              30,000       909,900
Ecolab, Inc.                     22,000       711,920
Sigma-Aldrich                    10,000       560,400
                                           ----------
                                            2,634,470
                                           ----------
CAPITAL GOODS  (4.2%)
Illinois Tool Works              10,000       796,800
Precision Castparts Corp.        12,000       934,800
                                           ----------
                                            1,731,600
                                           ----------
CONSUMER CYCLICALS  (6.0%)
Gannett Co., Inc.                10,000       711,300
Johnson Controls, Inc.           12,000       675,960
Leggett & Platt, Inc.             7,500       199,350
McClatchy Co.                     8,500       556,240
Staples, Inc.                    15,000       319,800
                                           ----------
                                            2,462,650
                                           ----------
CONSUMER PRODUCTS  (3.2%)
Anheuser-Busch Cos., Inc.        15,000       686,250
Aptargroup, Inc.                 12,500       635,000
                                           ----------
                                            1,321,250
                                           ----------
CONSUMER STAPLES  (13.7%)
Alberto-Culver Co.                5,000       216,650
Clorox Co.                        7,500       417,900
Costco Wholesale Corp.           15,000       672,300
Hershey Foods Corp.              15,000       931,500
Kimberly-Clark Corp.              5,000       312,950
Procter & Gamble Co.             20,000     1,055,000
Sysco Corp.                      30,000     1,085,700
W.W. Grainger, Inc.              10,000       547,900
William Wrigley, Jr. Co.          6,000       413,040
                                           ----------
                                            5,652,940
                                           ----------
ENERGY  (7.8%)
BP PLC, ADR                      20,000     1,247,600
Exxon Mobil Corp.                34,000     1,953,980
                                           ----------
                                            3,201,580
                                           ----------
FINANCIAL SERVICES  (22.2%)
AmSouth Bancorporation           25,000       650,000
Bank of America Corp.            15,000       684,150
Cincinnati Financial Corp.       18,900       747,684
Comerica, Inc.                   10,000       578,000
Commerce Bancshares, Inc.        13,230       666,924
Fannie Mae                        2,000       116,800
First Midwest Bancgroup, Inc.    15,000       527,550
MBNA Corp.                       30,000       784,800
Northern Trust Corp.              4,000       182,360
State Street Corp.               12,000       579,000
Suntrust Banks, Inc.             10,000       722,400
T. Rowe Price Group, Inc.        15,000       939,000
Wachovia Corp.                   12,000       595,200
Wells Fargo & Co.                10,000       615,800
Wilmington Trust Corp.           20,000       720,200
                                           ----------

                                                                               9,109,868
                                                                             -----------
HEALTH CARE  (17.0%)
Beckman Coulter, Inc.                                                5,000       317,850
Becton, Dickinson & Co.                                             12,500       655,875
Biomet, Inc.                                                        15,000       519,600
C.R. Bard, Inc.                                                     15,000       997,650
Charles River Laboratories, Inc.(b)                                  7,500       361,875
Dentsply International, Inc.                                        15,000       810,000
Henry Schein, Inc. (b)                                              20,000       830,400
Johnson & Johnson, Inc.                                             12,000       780,000
Medtronic, Inc.                                                     15,000       776,850
Pfizer, Inc.                                                         5,000       137,900
Saint Jude Medical, Inc. (b)                                        10,000       436,100
Stryker Corp.                                                        8,000       380,480
                                                                             -----------
                                                                               7,004,580
                                                                             -----------
PRODUCER PRODUCTS  (3.9%)
Carlisle Cos., Inc.                                                  4,000       274,520
General Electric Co.                                                30,000     1,039,500
Teleflex, Inc.                                                       5,000       296,850
                                                                             -----------
                                                                               1,610,870
                                                                             -----------
RETAIL STORES  (0.3%)
TJX Cos., Inc.                                                       5,000       121,750
                                                                             -----------
TECHNOLOGY  (10.8%)
3M Co.                                                              10,000       723,000
Applied Materials, Inc.                                             15,000       242,700
Automatic Data Processing, Inc.                                      5,000       209,850
Dell, Inc. (b)                                                      15,000       592,650
Diebold, Inc.                                                       10,000       451,100
Intel Corp.                                                         20,000       521,200
International Business Machines Corp.                                2,500       185,500
Microsoft Corp.                                                     50,000     1,242,000
Oracle Corp. (b)                                                     5,000        66,450
Waters Corp. (b)                                                     5,000       185,850
                                                                             -----------
                                                                               4,420,300
                                                                             -----------
TRANSPORTATION  (1.4%)
C.H. Robinson Worldwide, Inc.                                       10,000       582,000
                                                                             -----------
TOTAL COMMON STOCKS                                                           39,853,858
                                                                             -----------
INVESTMENT COMPANIES  (3.2%)
Fifth Third Institutional Government                             1,311,505     1,311,505
                                                                             -----------
Money Market Fund - Institutional Class
TOTAL INVESTMENT COMPANIES                                                     1,311,505
                                                                             -----------

TOTAL INVESTMENTS (COST $27,098,633) (a) - 100.1%                             41,165,363

------------

Percentages indicated are based on net assets.

(a) At June 30, 2005 the basis of investments for federal income tax purposes was substantially the same as their cost for financial reporting purposes. Unrealized appreciation of securities as follows:

Unrealized appreciation           $14,496,082
Unrealized depreciation              (429,352)
                                  -----------
Net unrealized appreciation       $14,066,730
                                  ===========

(b) Non-income producing security.

ADR - American Depositary Receipt

                See Notes to Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments (unaudited)            June 30, 2005

      ORGANIZATION:

            The Coventry Group (the "Group") was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The accompanying schedules of portfolio investments are those of the Walden Social Balanced Fund, Walden Social Equity Fund, Boston Balanced Fund and Boston Equity Fund (individually, a "Fund", collectively, the "Funds"). The Funds are a separate series of the Coventry Group. Financial statements for all other series are published separately.

            Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

      SIGNIFICANT ACCOUNTING POLICIES:

            The following is a summary of the significant accounting policies followed by the Funds in preparation of the schedules of investments. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of schedules of investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

      SECURITY VALUATION:

            The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Group's Board of Trustees.

            Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

      SECURITY TRANSACTIONS AND RELATED INCOME:

            Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the accretion or amortization of discount or premium. Dividend income is recorded on the ex-dividend date.

THE COVENTRY GROUP
THE SHELBY FUND
Schedule of Portfolio Investments                                  June 30, 2005
(Unaudited)

         SHARES
           OR
        PRINCIPAL             SECURITY
         AMOUNT              DESCRIPTION                                            VALUE
         ------              -----------                                            -----
COMMON STOCKS (93.4%):
Advertising (3.8%):

                   10,000    Lamar Advertising Co. (b)                          $    427,700
                                                                                ------------

Capital Goods - Air, Auto (2.3%):
                    4,000    Boeing Co.                                              264,000
                                                                                ------------

Banks (6.4%):
                   10,000    Commerce Bancorp, Inc.                                  303,100
                   14,000    S.Y. Bancorp, Inc.                                      319,900
                    5,000    Texas Capital Bancshares, Inc. (b)                       98,700
                                                                                ------------
                                                                                     721,700
                                                                                ------------

Biotechnology (11.7%):
                   10,000    Genentech, Inc. (b)                                     802,800
                   13,200    Martek Biosciences Corp. (b)                            500,940
                                                                                ------------
                                                                                   1,303,740
                                                                                ------------

Broadcasting/Cable (11.0%):
                   10,000    Comcast Corp., Special Class A (b)                      299,500
                   15,000    Cox Radio, Inc., Class A (b)                            236,250
                   20,000    Sinclair Broadcast Group, Inc., Class A                 181,600
                   15,000    XM Satellite Radio Holdings, Inc., Class A (b)          504,900
                                                                                ------------
                                                                                   1,222,250
                                                                                ------------
Casinos & Gambling (2.3%):
                    9,000    International Game Technology                           253,350
                                                                                ------------

Communications Equipment (2.2%):
                   10,000    Juniper Networks, Inc. (b)                              251,800
                                                                                ------------

Construction & Building Materials (0.8%):
                    2,000    USG Corp. (b)                                            85,000
                                                                                ------------

Electronic Components - Semiconductors (1.6%):
                    6,900    Cree, Inc. (b)                                          175,743
                                                                                ------------

Financial Services (3.2%):
                    2,000    Capital One Financial Corp.                             160,020
                    3,000    Investors Financial Services Corp.                      113,460
                    2,000    Moody's Corp.                                            89,920
                                                                                ------------
                                                                                     363,400
                                                                                ------------

Healthcare Equipment & Supplies (9.2%):
                    6,000    Immucor, Inc. (b)                                       173,700
                    5,000    Luxottica Group S.p.A. - ADR                            102,950
                   10,000    Zimmer Holdings, Inc. (b)                               761,700
                                                                                ------------
                                                                                   1,038,350
                                                                                ------------

Hotels (3.5%):
                    6,000    Four Seasons Hotels, Inc.                               396,600
                                                                                ------------

Insurance (1.5%):


                      500    Markel Corp. (b)                                        169,500
                                                                                ------------

Machinery (6.6%):
                   15,000    Terex Corp. (b)                                         591,000
                    4,000    Toro Co.                                                154,440
                                                                                ------------
                                                                                     745,440
                                                                                ------------

Biotechnology (1.0%):
                    2,000    Affymetrix, Inc. (b)                                    107,860
                                                                                ------------

Medical Products/Supplies (2.9%):
                    3,000    Alcon, Inc.                                             328,050
                                                                                ------------

Oil & Gas Exploration, Production, & Services (7.9%):
                   10,000    EnCana Corp.                                            395,900
                    6,000    Murphy Oil Corp.                                        313,380
                   20,000    Stolt Offshore S.A. - ADR (b)                           181,400
                                                                                ------------
                                                                                     890,680
                                                                                ------------

Pharmaceuticals (1.3%):
                    2,500    Sepracor, Inc. (b)                                      150,025
                                                                                ------------

Restaurants (3.4%):
                    7,500    Starbucks Corp. (b)                                     387,450
                                                                                ------------

Retail (1.8%):
                    6,000    Coach, Inc. (b)                                         201,420
                                                                                ------------

Semiconductors (6.4%):
                   20,000    PMC-Sierra, Inc. (b)                                    186,600
                   10,000    Texas Instruments, Inc.                                 280,700
                   10,000    Xilinx, Inc.                                            255,000
                                                                                ------------
                                                                                     722,300
                                                                                ------------

Transportation Services (2.6%):
                    3,000    C.H. Robinson Worldwide, Inc.                           174,600
                    4,000    Landstar System, Inc. (b)                               120,480
                                                                                ------------
                                                                                     295,080
                                                                                ------------

TOTAL COMMON STOCKS                                                               10,501,438
                                                                                ------------

CONVERTIBLE BONDS (0.9%):
Television Broadcasting (0.9%):
                  125,000    Sinclair Broadcasting Group, 6.00%, 9/15/12,
                             Convertible Subordinated Debentures                     104,688
                                                                                ------------

TOTAL CONVERTIBLE BONDS                                                              104,688
                                                                                ------------

REPURCHASE AGREEMENTS (4.6%):
                  512,016    Fifth Third Bank, 2.10%, 7/1/05, dated 6/30/05,
                             with a maturity value of $512,045.87 (fully
                             collateralized by US Government Securities)             512,016
                                                                                ------------

TOTAL REPURCHASE AGREEMENTS                                                          512,016
                                                                                ------------

TOTAL INVESTMENTS (COST $9,143,513) (a) - 98.9%                                   11,118,142

------------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation                        $ 2,654,764
Unrealized depreciation                           (680,135)
                                               -----------
Net unrealized appreciation                    $ 1,974,629
                                               ===========

(b)   Represents non-income producing security.

ADR American Depositary Receipt

                See Notes to Schedule of Portfolio Investments.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND
Schedule of Portfolio Investments                                  June 30, 2005
(Unaudited)

            SHARES
              OR
           PRINCIPAL             SECURITY
            AMOUNT              DESCRIPTION                                         VALUE
            ------              -----------                                         -----
COMMON STOCKS (98.1%):
Aerospace/Defense (2.5%):
                    1,050    General Dynamics Corp.                             $    115,017
                    4,000    United Technologies Corp.                               205,400
                                                                                ------------
                                                                                     320,417
                                                                                ------------

Asset Management (1.6%):
                    4,300    State Street Corp.                                      207,475
                                                                                ------------

Banks (10.2%):
                   11,350    Bank of America Corp.                                   517,673
                    4,300    National City Corp.                                     146,716
                    6,963    Wachovia Corp.                                          345,365
                    5,100    Wells Fargo & Co.                                       314,058
                                                                                ------------
                                                                                   1,323,812
                                                                                ------------

Beverages (2.8%):
                    3,400    Anheuser-Busch Cos., Inc.                               155,550
                    3,900    PepsiCo, Inc.                                           210,327
                                                                                ------------
                                                                                     365,877
                                                                                ------------

Biotechnology (2.4%):
                    5,100    Amgen, Inc. (b)                                         308,346
                                                                                ------------

Communications Equipment (4.4%):
                   14,835    Cisco Systems, Inc. (b)                                 283,497
                    6,008    Nokia Corp. - ADR                                        99,973
                    5,500    QUALCOMM, Inc.                                          181,555
                                                                                ------------
                                                                                     565,025
                                                                                ------------

Computer Hardware (3.4%):
                    4,900    Dell, Inc. (b)                                          193,599
                    3,300    International Business Machines Corp.                   244,860
                                                                                ------------
                                                                                     438,459
                                                                                ------------

Motorcycle Manufacturers (0.4%):
                    1,100    Harley-Davidson, Inc.                                    54,560
                                                                                ------------

Cosmetics/Personal Care (0.6%):
                    1,600    Gillette Co.                                             81,008
                                                                                ------------

Electronic Components (0.7%):
                    1,500    Emerson Electric Co.                                     93,945
                                                                                ------------

Financial Services (7.6%):
                   12,433    Citigroup, Inc.                                         574,777
                   10,000    MBNA Corp.                                              261,600
                    3,550    Washington Mutual, Inc.                                 144,450
                                                                                ------------
                                                                                     980,827
                                                                                ------------

Food Products & Services (1.8%):
                    6,400    SYSCO Corp.                                             231,616
                                                                                ------------

Healthcare - Distributors (0.7%):
                    1,688    Cardinal Health, Inc.                                    97,195
                                                                                ------------

Healthcare Equipment & Supplies (4.9%):
                    6,242    Medtronic, Inc.                                         323,273
                    3,500    Stryker Corp.                                           166,460
                    1,950    Zimmer Holdings, Inc. (b)                               148,532
                                                                                ------------
                                                                                     638,265
                                                                                ------------

Homebuilding (1.0%):
                    3,333    D.R. Horton, Inc.                                       125,354
                                                                                ------------

Household Products (3.2%):
                    2,900    Colgate-Palmolive Co.                                   144,739
                    5,200    Procter & Gamble Co.                                    274,300
                                                                                ------------
                                                                                     419,039
                                                                                ------------

Housewares and Specialities (0.8%):
                    1,200    Fortune Brands, Inc.                                    106,560
                                                                                ------------

Industrial Conglomerates (6.1%):
                    2,600    3M Co.                                                  187,980
                   17,475    General Electric Co.                                    605,509
                                                                                ------------
                                                                                     793,489
                                                                                ------------

Insurance (5.1%):
                    4,600    AFLAC, Inc.                                             199,088
                    2,900    Allstate Corp.                                          173,275
                    5,037    American International Group, Inc.                      292,650
                                                                                ------------
                                                                                     665,013
                                                                                ------------

Machinery - Industrial (2.0%):
                    2,800    Donaldson Co., Inc.                                      84,924
                    2,182    Illinois Tool Works, Inc.                               173,862
                                                                                ------------
                                                                                     258,786
                                                                                ------------

Medical - Hospitals (0.8%):
                    3,900    Health Management Associates, Inc., Class A             102,102
                                                                                ------------

Oil Companies--Integrated (2.1%):
                    1,500    BP Amoco Co., PLC                                        93,570
                    3,000    Exxon Mobil Corp.                                       172,410
                                                                                ------------
                                                                                     265,980
                                                                                ------------

Pharmaceuticals (7.8%):
                    1,600    GlaxoSmithKline PLC - ADR                                77,616
                    5,800    Johnson & Johnson                                       377,000
                   20,000    Pfizer, Inc.                                            551,600
                                                                                ------------
                                                                                   1,006,216
                                                                                ------------

Retail (16.8%):
                    4,850    Bed Bath & Beyond, Inc. (b)                             202,633
                    1,900    Best Buy Co., Inc.                                      130,245
                    3,300    Chico's FAS, Inc. (b)                                   113,124
                    1,700    Costco Wholesale Corp.                                   76,194
                    9,425    Home Depot, Inc.                                        366,633
                    5,250    Lowe's Cos., Inc.                                       305,655
                    6,450    Staples, Inc.                                           137,514
                    4,649    Target Corp.                                            252,952
                    8,000    Wal-Mart Stores, Inc.                                   385,599
                    4,530    Walgreen Co.                                            208,335
                                                                                ------------
                                                                                   2,178,884
                                                                                ------------

Retail - Internet (0.7%):
                    2,600    eBay, Inc. (b)                                           85,826
                                                                                ------------

Semiconductors (2.9%):
                   14,446    Intel Corp.                                             376,463
                                                                                ------------

Services - Data processing (2.2%):
                    2,450    Computer Sciences Corp. (b)                             107,065
                    4,600    First Data Corp.                                        184,644
                                                                                ------------
                                                                                     291,709
                                                                                ------------

Systems Software (2.6%):
                   13,730    Microsoft Corp.                                         341,053
                                                                                ------------

TOTAL COMMON STOCKS                                                               12,723,301
                                                                                ------------

INVESTMENT COMPANIES (2.0%):
                    2,200    S&P Depositary Receipt (b)                              262,064
                                                                                ------------

TOTAL INVESTMENT COMPANIES                                                           262,064
                                                                                ------------

REPURCHASE AGREEMENTS (0.1%):
                   10,363    Fifth Third Bank, 2.10%, 7/1/05, dated 6/30/05,
                             with a maturity value of $10,364 (fully
                             collateralized by US Government Securities)              10,363
                                                                                ------------

TOTAL REPURCHASE AGREEMENTS                                                           10,363
                                                                                ------------

TOTAL INVESTMENTS (COST $10,833,994) (a) - 100.2%                                 12,995,728

------------
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation                      $2,803,023
Unrealized depreciation                        (641,289)
                                             ----------
Net unrealized appreciation                  $2,161,734
                                             ==========

(b)   Represents non-income producing security.

ADR - American Depositary Receipt

                See Notes to Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments (Unaudited)            June 30, 2005

      ORGANIZATION:

      The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of the date of this report, the Group offered multiple separate series, each with its own investment objective. The accompanying financial statements are for The Shelby Fund and The Shelby Large Cap Fund (collectively, the "Funds" and individually, a "Fund"), two series within the Group. The other funds of the Group are not included herein.

      As of June 30, 2005, the Funds are authorized to sell three classes of shares, namely Class Y shares, Class A shares and Class B shares. Class B shares of the Funds and Class Y Shares of The Shelby Large Cap Fund have not been offered for sale as of June 30, 2005. Each Class A and Class Y share of the Fund represents identical interests in the Fund's investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

      Under the Group's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

      SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

      SECURITIES VALUATION:

      Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price, if applicable. Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by the trustees.

      SECURITY TRANSACTIONS AND RELATED INCOME:

      Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for

                                    Continued
financial reporting.

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with financial institutions such as banks and broker-dealers which the investment advisor, SMC Capital, Inc., deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by a Fund's custodian or another qualified custodian.

1ST SOURCE MONOGRAM FUNDS
INCOME EQUITY FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

                                              SHARES     VALUE($)
                                              ------     --------
COMMON STOCKS (92.8%)
BASIC MATERIALS (12.0%)
Alcoa, Inc.                                    62,000     1,620,060
Anglo American PLC, ADR                        68,400     1,607,400
Carpenter Technology Corp.                     10,000       518,000
Dow Chemical Co.                               16,000       712,480
E. I. du Pont de Nemours & Co.                 31,000     1,333,310
Eastman Chemical Co.                           15,000       827,250
Newmont Mining Corp.                           32,000     1,248,960
Olin Corp.                                     70,000     1,276,800
Plum Creek Timber Co., Inc.                    20,000       726,000
Potash Corp. of Saskatchewan, Inc.             14,000     1,338,120
RPM, Inc.                                      70,000     1,278,200
                                                        -----------
                                                         12,486,580
                                                        -----------
COMMUNICATIONS (7.9%)
Belo Corp., Series A                           42,000     1,006,740
Harris Corp.                                   35,600     1,111,076
Motorola, Inc.                                 57,000     1,040,820
SBC Communications, Inc.                       55,000     1,306,250
Sprint Corp.                                   70,000     1,756,300
Tribune Co.                                    13,000       457,340
Verizon Communications                         45,000     1,554,750
                                                        -----------
                                                          8,233,276
                                                        -----------
CONSUMER CYCLICALS (6.0%)
Brown Shoe Company, Inc.                       35,000     1,370,250
Grainger (W.W.), Inc.                          25,000     1,369,750
Sabre Holdings Corp.                           60,000     1,197,000
Superior Industries International              30,000       711,000
Whirlpool Corp.                                23,000     1,612,530
                                                        -----------
                                                          6,260,530
                                                        -----------
CONSUMER NON-CYCLICAL (7.5%)
Albertson's, Inc.                              40,000       827,200
Archer-Daniels-Midland Co.                     60,000     1,282,800
Avery-Dennison Corp.                           26,000     1,376,960
ConAgra, Inc.                                  50,000     1,158,000
H.J. Heinz Co.                                 27,000       956,340
Kimberly-Clark Corp.                           20,000     1,251,800
Sotheby's Holdings Services, Inc. (b)          72,000       986,400
                                                        -----------
                                                          7,839,500
                                                        -----------
ENERGY (10.5%)
Anadarko Petroleum Corp.                       21,000     1,725,150
GlobalSantaFe Corp.                            48,000     1,958,400
Marathon Oil Corp.                             35,000     1,867,950
National Fuel Gas                              50,000     1,445,500
Schlumberger Ltd.                              29,000     2,202,260
Unocal Corp.                                   13,000       845,650
Williams Cos., Inc.                            50,000       950,000
                                                        -----------
                                                         10,994,910
                                                        -----------

FINANCIAL (11.6%)
A.G. Edwards, Inc.                             40,000     1,806,000
Citigroup, Inc.                                33,000     1,525,590
Hospitality Properties Trust                   14,100       621,387
J.P. Morgan Chase & Co.                        42,000     1,483,440
Keycorp                                        38,000     1,259,700
Lincoln National Corp.                         25,000     1,173,000
Old National Bancorp                           62,644     1,340,582
St. Paul Cos.                                  32,000     1,264,960
UnumProvident Corp.                            40,000       732,800
Waddell & Reed Financial, Inc.                 50,000       925,000
                                                        -----------
                                                         12,132,459
                                                        -----------
HEALTH CARE (10.1%)
Abbott Laboratories                            30,000     1,470,300
Bristol-Myers Squibb Co.                       66,000     1,648,680
Humana, Inc. (b)                               60,000     2,384,400
Medco Health Solutions, Inc. (b)               21,000     1,120,560
Mylan Laboratories, Inc.                       40,000       769,600
Novartis AG, ADR                               34,000     1,612,960
Pfizer, Inc.                                   55,000     1,516,900
                                                        -----------
                                                         10,523,400
                                                        -----------
INDUSTRIALS (17.4%)
Avnet, Inc. (b)                                73,000     1,644,690
Emerson Electric Co.                           19,000     1,189,970
Fluor Corp.                                     8,000       460,720
General Electric Co.                           35,000     1,212,750
Honeywell International, Inc.                  40,000     1,465,200
Hubbell, Inc., Class B                         10,000       441,000
Pall Corp.                                     55,100     1,672,835
Parker-Hannifin Corp.                          24,000     1,488,240
Raytheon Co.                                   40,000     1,564,800
Shaw Group, Inc. (b)                           70,000     1,505,700
Sonoco Products Co.                            60,000     1,590,000
Stewart & Stevenson Services, Inc.             43,000       974,380
Waste Management, Inc.                         50,000     1,417,000
Watts Industries, Inc., Class A                40,000     1,339,600
                                                        -----------
                                                         17,966,885
                                                        -----------
TECHNOLOGY (5.6%)
BEA Systems, Inc. (b)                         115,000     1,009,700
Computer Sciences Corp. (b)                    40,000     1,748,000
Diebold, Inc.                                  25,000     1,127,750
Hewlett-Packard Co.                            62,000     1,457,620
Microsoft Corp.                                20,000       496,800
                                                        -----------
                                                          5,839,870
                                                        -----------
UTILITIES (4.2%)
American Electric Power                        41,000     1,511,670
NiSource, Inc.                                 70,000     1,731,100
Southwest Gas Corp.                            45,900     1,170,909
                                                        -----------
                                                          4,413,679
                                                        -----------
TOTAL COMMON STOCKS                                      96,691,089
                                                        -----------
COST $79,348,800

INVESTMENT COMPANIES (3.8%)
Fifth Third Prime Money Market Fund -       2,883,322     2,883,322
 Institutional Class

Kayne Anderson Investment Company              40,000     1,070,000
                                                        -----------
TOTAL INVESTMENT COMPANIES                                3,953,322
                                                        -----------
COST $3,891,461

PREFERRED STOCKS (1.7%)
CONSUMER CYCLICALS (1.0%)
General Motors Corp., 5.25%, 3/6/32            54,000     1,002,240
                                                        -----------
HEALTH CARE (0.7%)
Baxter International, Inc., 7.00%, 2/1/06      14,000       774,060
                                                        -----------
TOTAL PREFERRED STOCKS                                    1,776,300
                                                        -----------
COST $1,682,127

CONVERTIBLE BONDS (1.7%)
HEALTH CARE (0.7%)
Sunrise Senior Living, Inc., 5.25%, 2/1/09    500,000       760,625
                                                        -----------

TECHNOLOGY (1.0%)
BEA Systems, 4.00%, 12/15/06                1,050,000     1,030,313
                                                        -----------
TOTAL CONVERTIBLE BONDS                                   1,790,938
                                                        -----------
COST $1,542,808

TOTAL (COST $86,465,196) (a)   -   100.0%               104,211,649
                                                        ===========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $259,539. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation .................   $ 19,585,142
Unrealized depreciation .................     (2,098,228)
                                            ------------
Net unrealized appreciation .............     17,486,914
                                            ============

(b)   Represents non-income producing security.

ADR - American Depositary Receipt

                See Notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
DIVERSIFIED EQUITY FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

                                              SHARES     VALUE($)
                                              ------     --------
COMMON STOCKS (96.1%)
BASIC MATERIALS (3.2%)

Praxair, Inc.                                  16,700      778,220
Rio Tinto PLC ADR                               7,500      914,400
                                                         ---------
                                                         1,692,620
                                                         ---------
COMMUNICATIONS (7.1%)

Amazon.com, Inc. (b)                           20,500      678,140
Cisco Systems, Inc. (b)                        43,300      827,463
Ebay, Inc. (b)                                 30,000      990,300
McGraw-Hill Cos., Inc.                         28,000    1,239,000
                                                         ---------
                                                         3,734,903
                                                         ---------
CONSUMER CYCLICAL (13.9%)

Brunswick Corp.                                13,500      584,820
Harley-Davidson, Inc.                          16,150      801,040
Home Depot, Inc.                               25,050      974,445
Kohl's Corp. (b)                               14,500      810,695
McDonald's Corp.                               20,000      555,000
P.F. Chang's China Bistro, Inc. (b)            15,400      908,292
PETsMART, Inc.                                 14,000      424,900
Starbucks Corp. (b)                            11,500      594,090
Tiffany & Company                               6,000      196,560
Wal-Mart Stores, Inc.                          13,700      660,340
Walgreen Co.                                   17,600      809,424
                                                         ---------
                                                         7,319,606
                                                         ---------
CONSUMER NON-CYCLICAL (8.2%)

Apollo Group, Inc., Class A (b)                14,250    1,114,635
Fortune Brands, Inc.                           14,175    1,258,740
Pepsico, Inc.                                  19,500    1,051,635
Procter & Gamble Co.                           17,000      896,750
                                                         ---------
                                                         4,321,760
                                                         ---------
ENERGY (10.1%)

Apache Corp.                                   17,000    1,098,200
BP Amoco PLC ADR                               13,000      810,940
Burlington Resources, Inc.                     18,000      994,320
Exxon Mobil Corp.                              15,000      862,050
Valero Energy Corp.                            20,000    1,582,200
                                                         ---------
                                                         5,347,710
                                                         ---------
FINANCIAL (10.5%)

American Express Co.                           12,100      644,083
Bank of America Corp.                          13,600      620,296
Citigroup, Inc.                                18,600      859,878
Fannie Mae                                      4,000      233,600
Hartford Financial Services Group               9,300      695,454
Investors Financial Services Corp.             12,000      453,840
J.P. Morgan Chase & Co.                        13,100      462,692
MetLife, Inc.                                  17,000      763,980
Wells Fargo & Co.                              13,300      819,014
                                                         ---------

                                                         5,552,837
                                                        ----------
HEALTH CARE (20.3%)

Amgen, Inc. (b)                                 7,000      423,220
Biogen Idec, Inc. (b)                           8,000      275,600
Boston Scientific Corp. (b)                    34,600      934,200
Dentsply International                         12,500      675,000
Edwards Lifesciences Corp. (b)                 16,000      688,320
Eli Lilly & Co.                                12,250      682,448
Genentech, Inc. (b)                             5,000      401,400
Hillenbrand Industries, Inc.                   10,300      520,665
Johnson & Johnson                              16,900    1,098,500
Laboratory Corp. of America Holdings (b)       10,400      518,960
Medtronic, Inc.                                20,000    1,035,800
Pfizer, Inc.                                   43,600    1,202,488
St. Jude Medical, Inc. (b)                     12,400      540,764
Stryker Corp.                                   8,500      404,260
Zimmer Holdings, Inc. (b)                      17,300    1,317,741
                                                        ----------
                                                        10,719,366
                                                        ----------
INDUSTRIALS (9.6%)

3M Co.                                          4,500      325,350
Emerson Electric Co.                            5,000      313,150
FedEx Corp.                                     5,400      437,454
General Electric Co.                           42,500    1,472,625
Illinois Tool Works, Inc.                       9,000      717,120
United Parcel Service, Inc., Class B            8,300      574,028
United Technologies Corp.                      10,000      513,500
Zebra Technologies Corp., Class A (b)          16,000      700,640
                                                        ----------
                                                         5,053,867
                                                        ----------
TECHNOLOGY (13.2%)

Dell Computer Corp. (b)                        30,700    1,212,957
Hewlett-Packard Co.                            38,000      893,380
Intel Corp.                                    59,500    1,550,570
Microsoft Corp.                                44,000    1,092,960
Oracle Corp. (b)                               88,750    1,171,500
Qlogic Corp. (b)                               11,000      339,570
Texas Instruments, Inc.                        25,000      701,750
                                                        ----------
                                                         6,962,687
                                                        ----------
TOTAL COMMON STOCKS                                     50,705,356
                                                        ----------
COST $44,869,403

INVESTMENT COMPANIES (5.2%)

Fifth Third Prime Money Market Fund -       2,754,310    2,754,310
                                                        ----------
 Institutional Class

TOTAL INVESTMENT COMPANIES                               2,754,310
                                                        ----------

COST $2,754,310

TOTAL (COST $47,623,713) (a)   -   101.3%               53,459,666
                                                        ==========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $295,978. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation .................    $ 7,650,577
Unrealized depreciation .................     (2,110,602)
                                             -----------
Net unrealized appr .....................      5,539,975
                                             ===========

(b)   Represents non-income producing security.

ADR - American Depositary Receipt

                See Notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
SPECIAL EQUITY FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

                                               SHARES     VALUE($)
                                               ------     --------
COMMON STOCKS (93.3%)
BASIC MATERIALS (2.5%)

Georgia Gulf Corp.                              8,300       257,715
Sigma-Aldrich Corp.                             5,700       319,428
Steel Dynamics, Inc.                           11,400       299,250
                                                          ---------
                                                            876,393
                                                          ---------
COMMUNICATIONS (5.4%)

Aeroflex, Inc. (b)                             38,500       323,400
Comtech Telecommunications (b)                  8,700       283,881
Cryptologic, Inc.                              11,400       342,114
Polycom, Inc. (b)                              28,000       417,480
Spectralink Corp.                              29,000       305,080
Telecommunication Systems, Inc. (b)            96,000       216,960
                                                          ---------
                                                          1,888,915
                                                          ---------
CONSUMER CYCLICAL (17.4%)

Brown Shoe Company, Inc.                       16,600       649,890
DHB Industries, Inc. (b)                       40,900       345,605
First Cash Financial Services, Inc. (b)        23,200       495,784
Hovnanian Enterprises , Class A (b)             2,200       143,440
LIFE TIME FITNESS, Inc. (b)                    11,600       380,596
MSC Industrial Direct Co., Inc.                13,800       465,750
Oshkosh Truck Corp.                             8,300       649,724
RC2 Corp. (b)                                  18,900       710,072
Scan Source, Inc. (b)                           9,075       389,681
Technical Olympic USA, Inc.                    17,750       430,970
Tiffany & Company                              14,000       458,640
Toll Brothers, Inc. (b)                         6,100       619,455
West Marine, Inc. (b)                          23,100       417,186
                                                          ---------
                                                          6,156,793
                                                          ---------
CONSUMER NON-CYCLICAL (11.7%)

Career Education Corp. (b)                     10,800       395,388
Corn Products International, Inc.               4,400       104,544
CRA International, Inc. (b)                     8,735       470,380
First Consulting Group, Inc. (b)               82,000       420,578
Healthcare Services Group                      23,700       475,896
Nash Finch Co.                                  2,700        99,198
Navigant Consulting, Inc. (b)                  29,900       528,034
SFBC International, Inc. (b)                    8,300       320,629
Source Interlink Companies, Inc. (b)           54,500       674,165
Spectrum Brands, Inc. (b)                      11,300       372,900
Yankee Candle Co.                               8,200       263,220
                                                          ---------
                                                          4,124,932
                                                          ---------
ENERGY (8.6%)

Cal Dive International, Inc. (b)                8,900       466,093
Edge Petroleum Corp. (b)                       32,800       512,336
FMC Technologies, Inc. (b)                     10,700       342,079
Headwaters, Inc. (b)                           17,600       605,088
Maverick Tube Corp. (b)                         5,700       169,860

Petroleum Development Corp. (b)                11,100       353,535
Rowan Cos., Inc.                                8,200       243,622
Spinnaker Exploration Co. (b)                   9,100       322,959
                                                         ----------
                                                          3,015,572
                                                         ----------
FINANCIAL (13.7%)

BFC Financial Corp. (b)                        31,375       267,629
Boston Private Financial Holdings,             14,931       376,261
Inc.

Fidelity Bankshares, Inc.                      14,000       371,280
Franklin Bank Corp. (b)                        16,500       309,540
HCC Insurance Holdings, Inc.                   11,400       431,718
Max Re Capital Ltd.                            25,800       590,820
Oriental Financial Group                       24,530       374,328
Portfolio Recovery Associates, Inc. (b)         9,850       413,897
PrivateBancorp, Inc.                            3,000       106,140
R&G Financial Corp.                            23,500       415,715
Sterling Bancorp                               15,800       337,330
W.R. Berkley Corp.                             15,450       551,256
Webster Financial Corp.                         5,700       266,133
                                                         ----------
                                                          4,812,047
                                                         ----------
HEALTH CARE (7.7%)

America Service Group, Inc. (b)                24,200       383,570
Amsurg Corp. (b)                               17,300       479,037
First Horizon Pharmaceutical Corp. (b)          7,000       133,280
Harvard Bioscience, Inc. (b)                   55,718       174,955
Odyssey Healthcare, Inc. (b)                   35,000       504,700
Par Pharmaceutical Cos., Inc. (b)              11,200       356,272
Pediatrix Medical Group, Inc. (b)               9,400       691,276
                                                         ----------
                                                          2,723,090
                                                         ----------
INDUSTRIALS (13.7%)

Armor Holdings, Inc. (b)                        9,700       384,217
Celadon Group (b)                              15,200       259,008
Excel Technology, Inc. (b)                     21,803       529,813
Idex Corp.                                     15,100       583,010
Kaydon Corp.                                   16,500       459,525
Mettler Toledo International, Inc. (b)          6,200       288,796
Photon Dynamics, Inc. (b)                       9,800       201,978
Roper Industries, Inc.                          8,700       620,918
Stericycle, Inc. (b)                            8,200       412,624
Waste Connections, Inc. (b)                    13,350       497,822
Waters Corp. (b)                                6,200       230,454
Zebra Technologies Corp., Class A (b)           8,600       376,594
                                                         ----------
                                                          4,844,759
                                                         ----------
TECHNOLOGY (11.4%)

02Micro International Ltd. (b)                 13,000       182,650
Anteon International Corp. (b)                  8,200       374,084
ChipMOS Technologies Ltd. (b)                  84,000       555,240
Dendrite International, Inc. (b)               21,900       302,220
International Rectifier Corp. (b)               4,300       205,196
Micromuse, Inc. (b)                            76,200       431,292
Nuance Communications, Inc. (b)               116,800       525,600
Omnivision Technologies (b)                    50,000       679,500
Skyworks Solutions, Inc. (b)                   44,400       327,228
Stratasys, Inc. (b)                            13,200       431,376
                                                         ----------

                                                          4,014,386
                                                         ----------
UTILITIES (1.2%)

Southwest Water Co.                            34,800       411,684
                                                         ----------
TOTAL COMMON STOCKS                                      32,868,571
                                                         ----------
COST $30,727,975

INVESTMENT COMPANIES (6.9%)

Fifth Third Prime Money Market Fund -
 Institutional Class                        2,412,973     2,412,973
                                                         ----------

TOTAL INVESTMENT COMPANIES                                2,412,973
                                                         ----------

COST $2,412,973

TOTAL (COST $33,140,948) (a)   -   100.2%                35,281,544
                                                         ==========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,596,466. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation .................   $  2,547,770
Unrealized depreciation .................     (2,003,640)
                                            ------------
Net unrealized appreciation .............        544,130
                                            ============

(b)   Represents non-income producing security.

                See Notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
INCOME FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

                                                  PRINCIPAL AMOUNT ($)    VALUE($)
                                                  --------------------    --------
ASSET BACKED SECURITIES (12.8%)

Centex Home Equity, 7.72%, 5/25/29                       309,390            310,431
Chase Commercial Mortgage Securities                   1,281,454          1,353,658
Corp., 7.09%, 10/15/32

Chase Issuance Trust, 4.23%, 1/15/13                     700,000            700,000
Citibank Credit Card Issuance Trust,                     400,000            406,075
4.95%, 2/9/09

Citibank Credit Card Issuance Trust,                   1,500,000          1,476,210
3.50%, 8/16/10

Countrywide Home Loans, 4.50%,                         1,896,428          1,890,459
8/25/19

GMAC Mortgage Corporation Loan Trust,                    187,552            187,102
8.02%, 11/25/29 (c)
MBNA Credit Card Master Note Trust,                    1,300,000          1,298,533
4.10%, 10/15/12

MBNA Master Credit Card Trust 99 B                       790,000            840,333
A, 5.90%, 8/15/11

New Century Home Equity Loan Trust,                      563,615            565,587
7.39%, 5/25/29

Structured Asset Securities Corp., 5.00%,
2/25/34                                                  600,000            598,506
                                                                          ---------
TOTAL ASSET BACKED SECURITIES                                             9,626,894
                                                                          ---------

COST $9,780,630

CORPORATE BONDS (29.0%)
BANK HOLDING COMPANIES (3.0%)

HSBC Capital Funding LLC, 4.61%,                         500,000            487,939
6/27/13 (b) (c)

Marshall & Ilsley Corp., 4.375%,                         700,000            705,494
8/1/09

South Trust Corp., 5.80%, 6/15/14                      1,000,000          1,074,390
                                                                          ---------
                                                                          2,267,823
                                                                          ---------
COMMUNICATIONS (2.8%)

Bell Atlantic Virginia, 7.625%,                          540,000            622,657
12/1/12

Bell Telephone Co. Pennsylvania,                         500,000            526,380
7.375%, 7/15/07

Comcast Cable Communications,                            500,000            544,658
6.875%, 6/15/09

Motorola, Inc., 7.625%, 11/15/10                         350,000            400,479
                                                                          ---------
                                                                          2,094,174
                                                                          ---------
COMPUTER AND DATA PROCESSING SERVICES (1.5%)

Dell Computer Corp., 6.55%, 4/15/08                      750,000            795,436
Hewlett-Packard Co., 6.50%, 7/1/12                       300,000            329,957
                                                                         ----------
                                                                          1,125,393
                                                                         ----------
CONSUMER GOODS & SERVICES (1.8%)

Black & Decker, 7.125%, 6/1/11                           705,000            799,697
Walt Disney Co., 5.375%, 6/1/07                          525,000            536,849
                                                                         ----------
                                                                          1,336,546
                                                                         ----------
FINANCIAL (8.5%)

BankAmerica Corp., 7.125%, 3/1/09                        500,000            546,833
Bear Stearns Co., 4.50%, 10/28/10                      1,600,000          1,608,498
Cit Group, Inc., 5.10%, 12/15/07                         250,000            252,226
Commercial Credit Co., 10.00%,                         1,300,000          1,528,864
12/1/08

Ford Motor Credit Co., 7.375%,                           300,000            292,231
2/1/11

GMAC, 7.75%, 1/19/10                                     339,000            331,387
Household Finance Corp., 4.625%,                         325,000            328,266
1/15/08
Morgan Stanley, 4.75%, 4/1/14                          1,000,000            985,169
Torchmark Corp., 6.25%, 12/15/06                         500,000            514,548
                                                                         ----------
                                                                          6,388,022
                                                                         ----------
FOOD & RELATED (1.5%)

Cargill, Inc., 6.15%, 2/25/08 (b)                        600,000            630,028
Diago Cap PLC, 4.375%, 5/3/10                            500,000            502,596
                                                                         ----------
                                                                          1,132,624
                                                                         ----------
HEALTH CARE (2.5%)

Amgen, Inc., 6.50%, 12/1/07                              279,000            294,019
Amgen, Inc., 4.00%, 11/18/09 (b)                         600,000            595,469
United Health Group, 3.75%, 2/10/09                    1,000,000            984,293
                                                                         ----------
                                                                          1,873,781
                                                                         ----------
MANUFACTURING (2.6%)

General Electric Co., 5.00%, 2/1/13                    1,300,000          1,342,263
Parker-Hannifin, 4.875%, 2/15/13                         600,000            620,373
                                                                         ----------
                                                                          1,962,636
                                                                         ----------
REAL ESTATE (0.6%)

HD Real Estate Funding Corp. II, 5.95%,
10/15/08 (b)                                             400,000            417,237
                                                                         ----------

RETAIL (2.0%)

Costco Wholesale Corp., 5.50%,                         1,000,000          1,021,664
3/15/07

CVS Corp., 4.00%, 9/15/09                                500,000            495,411
                                                                         ----------
                                                                          1,517,075
                                                                         ----------
SPECIAL PURPOSE ENTITY (1.5%)

Targeted Return Index, 5.94%, 1/25/07 (b) (c)            748,307            760,976

Targeted Return Index, 6.96%, 1/15/12 (b) (c)            342,000            382,137
                                                                         ----------

                                                                          1,143,113
                                                                         ----------
UTILITIES (0.7%)

Indianapolis P&L, 7.375%, 8/1/07                         500,000            527,989
                                                                         ----------
TOTAL CORPORATE BONDS                                                    21,786,413
                                                                         ----------

COST $21,744,683

U.S. GOVERNMENT AGENCY SECURITIES (47.2%)
FANNIE MAE (20.8%)

4.00%, 3/10/08                                         1,300,000          1,300,797
2.875%, 5/19/08                                        1,500,000          1,458,780
4.00%, 1/26/09                                           900,000            898,479
4.00%, 11/30/09                                        1,500,000          1,492,950
5.50%, 7/18/12                                           525,000            525,518
4.75%, 2/21/13                                         1,000,000            998,914
5.00%, 5/25/16, Series 2002-86, Class KH, CMO            256,486            258,980
5.50%, 11/1/16, Pool # 615245                            307,710            316,110
5.00%, 4/26/17                                           700,000            713,789
4.00%, 10/1/18, Pool # 555811                            417,516            409,557
5.00%, 3/1/20, Pool # 819410                             765,128            774,185

4.50%, 7/1/23, Pool # C90689                             318,855            315,385
5.00%, 7/25/23, Series 2005-4, Class VG, CMO           1,301,800          1,306,278
5.00%, 8/1/23, Pool # 254831                             848,274            855,161
6.00%, 8/1/24, Pool # 255362                             753,514            776,312
5.00%, 11/1/24, Pool # C90863                          2,110,034          2,127,378
5.00%, 2/15/26, Series 2624, Class ID, CMO             1,150,733            171,163
4.225%, 10/1/32, Pool # 659567                           359,705            373,434
4.80%, 11/1/34, Pool # 782320                            646,243            651,011
                                                                         ----------
                                                                         15,724,181
                                                                         ----------
FEDERAL HOME LOAN BANK (2.6%)

2.42%, 12/29/06                                        1,000,000            979,622
3.04%, 3/24/08 (c)                                     1,000,000            987,714
                                                                         ----------
                                                                          1,967,336
                                                                         ----------
FREDDIE MAC (19.8%)

2.50%, 8/25/06                                           500,000            498,985
3.50%, 2/13/08                                           725,000            711,727
4.50%, 7/1/08, Pool # M90827                             815,038            818,860
3.94%, 11/20/08                                        1,000,000            984,053
4.375%, 7/30/09                                          900,000            899,175
4.75%, 10/11/12                                        2,000,000          2,002,185
4.50%, 12/15/13, Series 2723, Class AT, CMO              443,211            440,452
5.00%, 11/13/14                                        1,500,000          1,516,281
5.50%, 5/15/15, Series 2808, Class VA, CMO               931,101            966,113
4.00%, 12/15/16, Series 2672, Class NF, CMO              806,814            792,456
4.00%, 12/15/17, Series 2595, Class BL, CMO              852,444            842,349
4.50%, 11/1/24, Pool # C90874                            488,466            482,508
4.50%, 6/15/27, Series 2598, Class QC, CMO             1,500,000          1,495,057
5.50%, 1/15/28, Series 2875, Class IP, CMO               593,330            101,397
4.00%, 3/15/28, Series 2583, Class MG, CMO             1,117,355          1,109,802
4.94%, 5/1/31, Pool # 847292 (c)                         615,083            633,477
3.59%, 8/1/33, Pool # 847281 (c)                         595,368            610,806
                                                                         ----------
                                                                         14,905,683
                                                                         ----------
GOVERNMENT NATIONAL MORTGAGE ASSOC. (2.1%)

3.47%, 4/20/34, Series 2004-22, Class BK, CMO          1,132,334          1,114,076
5.00%, 7/20/34, Series 2004-105, Class MC, CMO           500,000            489,564
                                                                         ----------
                                                                          1,603,640
                                                                         ----------
TENNESSEE VALLEY AUTHORITY (1.9%)

6.25%, 12/15/17                                        1,200,000          1,409,155
                                                                         ----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                  35,609,995
                                                                         ----------

COST $35,822,977

U.S. TREASURY NOTES (4.1%)
5.625%, 5/15/08                                          400,000            421,094
4.25%, 11/15/13                                        1,500,000          1,536,621
1.625%, 1/15/15                                        1,100,000          1,116,981
                                                                          ---------
TOTAL U.S. TREASURY NOTES                                                 3,074,696
                                                                          ---------
COST 3,056,824

MUNICIPAL BONDS (0.7%)

Wisconsin State General Revenue,
3.11%, 5/1/32 (c)                                        500,000            500,000
                                                                          ---------

TOTAL MUNICIPAL BONDS                                                       500,000
                                                                          ---------

COST $500,000

                                                     SHARES           VALUE($)
                                                     ------           --------
PREFERRED STOCKS (3.6%)
FINANCIAL (3.4%)
Cabco GS Cap Preferred, 4.12%,                        49,400          1,165,840
2/15/34

HSBC USA, Inc. Preferred, 4.25%,                      10,000            248,200
4/7/10

Lehman Brothers Preferred, 3.97%,                     10,000            242,500
2/15/09

Nationwide Financial Preferred, 7.10%,                 6,900            174,708
10/31/28

Royal Bank of Scotland, 6.35%,                         7,000            177,590
6/30/10

UBS Preferred Funding Trust IV, 3.92%, 6/15/08        19,600            477,260
                                                                     ----------

                                                                      2,486,098
                                                                     ----------
HEALTH CARE (0.2%)
Aetna, Inc., 8.50%, 8/31/41                            7,200            187,992
                                                                     ----------
TOTAL PREFERRED STOCKS                                                2,674,090
                                                                     ----------
COST $2,733,944

INVESTMENT COMPANIES (2.8%)
Fifth Third Prime Money Market Fund -              1,580,883          1,580,883
 Institutional Class

iShares GS Investop Index Fund                         4,900            549,290
                                                                     ----------
TOTAL INVESTMENT COMPANIES                                            2,130,173
                                                                     ----------
COST $2,124,629

TOTAL (COST $75,763,687) (a)   -   100.2%                            75,402,261
                                                                     ==========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $588,488. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation ................   $     354,327
Unrealized depreciation ................      (1,304,241)
                                           -------------
Net unrealized depreciation ............   $    (949,914)
                                           =============

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. (See Boston Balanced)(c) These Securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

(c) Variable Rate Security. The interest rates on these securities are adjusted periodically to reflect then current short-term interest rates. The rates presented in this report represent the rates that were in effect on June 30, 2005.

CMO - Collateralized Mortgage Obligation

                See Notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
LONG/SHORT FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

                                            SHARES    VALUE($)
                                            ------   ----------
COMMON STOCKS (67.0%)
BASIC MATERIALS (7.4%)

Alcoa, Inc.                                  8,000      209,040
BHP Billiton Ltd. ADR                        8,500      232,050
Gerdau S.A. ADR                             21,000      204,330
POSCO ADR                                    6,000      263,820
Sappi Ltd. ADR                              31,000      335,420
Smurfit-Stone Container Corp. (b)           10,000      101,700
Steel Dynamics, Inc.                         6,000      157,500
Stora Enso Oyj  ADR                          8,800      111,848
Weyerhaeuser Co.                             4,000      254,600
                                                     ----------
                                                      1,870,308
                                                     ----------

COMMUNICATIONS (13.5%)

America Movil SA de CV ADR                   5,000      298,050
Compania Anonima Nacional Telefonos          6,100      115,534
de Venezuela ADR

Earthlink, Inc (b)                          15,000      129,900
Nokia Corp. ADR                             40,000      665,600
PT Telekomunikasi Indonesia  ADR             6,400      133,440
SBC Communications, Inc.                    30,000      712,500
Tele Norte Leste Participacoes SA           15,000      249,750
ADR

Telefonos de Mexico  ADR                    26,000      491,140
Verizon Communications                      12,000      414,600
Vodafone Group PLC ADR                       8,000      194,560
                                                     ----------
                                                      3,405,074
                                                     ----------

CONSUMER CYCLICAL (3.5%)

Ford Motor Co.                              20,000      204,800
Office Depot, Inc. (b)                       2,000       45,680
Toyota Motor Co.                             3,000      214,470
Tribune Co.                                  5,000      175,900
Wal-Mart Stores, Inc.                        5,000      241,000
                                                     ----------
                                                        881,850
                                                     ----------

CONSUMER NON-CYCLICAL (9.1%)

Coca-Cola Co.                               11,000      459,250
Equifax, Inc.                                5,000      178,550
Fomento Economico Mexicano SA               10,000      595,700
H&R Block, Inc.                              5,000      291,750
Molson Coors Brewing Co., Class B            8,000      496,000
UST, Inc.                                    6,000      273,960
                                                     ----------
                                                      2,295,210
                                                     ----------

ENERGY (6.4%)

Burlington Resources, Inc.                   4,000      220,960
Enerplus Resources Fund                     11,000      420,200
Marathon Oil Corp.                           4,000      213,480
Plains All American Pipeline LP              5,500      241,230
Plains Exploration & Product Co. (b)         7,000      248,710

XTO Energy, Inc.                             8,333      283,239
                                                     ----------
                                                      1,627,819
                                                     ----------

FINANCIAL (6.9%)

ABN Amro Holding NV ADR                     11,297      277,115
American International Group, Inc.           6,000      348,600
Barclays PLC  ADR                            6,000      239,640
Citigroup, Inc.                              5,000      231,150
Crescent Real Estate Equities Co.           15,000      281,250
MBNA Corp.                                   4,000      104,640
Old Republic Int'l., Corp.                  10,000      252,900
                                                     ----------
                                                      1,735,295
                                                     ----------

HEALTH CARE (6.1%)

Boston Scientific Corp. (b)                 13,000      351,000
Merck & Co., Inc.                           16,000      492,800
Pfizer, Inc.                                25,000      689,500
                                                     ----------
                                                      1,533,300
                                                     ----------

INDUSTRIALS (5.9%)

Accenture Ltd. (b)                          15,000      340,050
Fisher Scientific International, Inc. (b)    5,000      324,500
Lafarge SA                                  10,000      227,900
Parker-Hannifin Corp.                        4,000      248,040
Waste Management, Inc.                      12,000      340,080
                                                     ----------
                                                      1,480,570
                                                     ----------

TECHNOLOGY (5.4%)

Affiliated Computer Services (b)             4,500      229,950
ATI Technologies, Inc. (b)                  20,000      237,000
BEA Systems, Inc. (b)                        5,000       43,900
First Data Corp.                            10,000      401,400
Microsoft Corp.                             18,000      447,120
                                                     ----------
                                                      1,359,370
                                                     ----------

UTILITIES (2.8%)

Companhia de Saneamento Basico              15,000      225,750
ADR

Korea Electric Power Corp.  ADR             20,000      313,400
Peoples Energy Corp.                         4,000      173,840
                                                     ----------
                                                        712,990
                                                     ----------
TOTAL COMMON STOCKS                                  16,901,786
                                                     ----------
COST $16,478,749

PREFERRED STOCKS (9.8%)
FINANCIAL (9.8%)

Cabco GS Cap Preferred, 4.12%,              38,500      908,600
2/15/34

Goldman Sachs Preferred, 3.91%,             10,000      249,200
4/25/10

HSBC USA, Inc. Preferred, 4.25%,            10,000      248,200
4/7/10

Lehman Brothers Preferred, 3.97%,           13,600      329,800
2/15/09

Merrill Lynch Preferred, 4.07%,             20,000      491,000
11/28/09

Nationwide Financial Preferred, 7.10%,      10,300      260,796
                                                     ----------
10/31/28

TOTAL PREFERRED STOCKS                                2,487,596
                                                     ==========
COST $2,538,791

                                                         PRINCIPAL AMOUNT($)   VALUE($)
                                                         -------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES  (3.9%)
FEDERAL HOME LOAN BANK  (3.9%)
2.40%, 10/27/05                                               1,000,000          996,459
                                                                              ----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                          996,459
                                                                              ----------
COST $1,000,000

REPURCHASE AGREEMENTS (20.1%)
Bear Stearns Deposit, 2.80%, 7/1/05, purchased
6/30/05, due 7/1/05 with a maturity value of
$5,077,106 (collateralized fully by U.S. Treasury Bond,
  6.125%, 11/15/27, valued at $5,225,155)                     5,076,711        5,076,711
                                                                              ----------
TOTAL REPURCHASE AGREEMENTS                                                    5,076,711
                                                                              ----------

COST $5,076,711

TOTAL (COST $25,094,251) (a)   -   100.8%                                     25,462,552
                                                                              ==========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $25,301. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows :

Unrealized appreciation .................................             $  762,245
Unrealized depreciation .................................               (419,245)
                                                                      ----------
Net unrealized appreciation .............................             $  343,000
                                                                      ==========

(b)   Represents non-income producing security.

ADR - American Depositary Receipt

SECURITIES SOLD SHORT

                                          SHARES    VALUE($)
                                          ------   ---------
COMMON STOCKS (12.3%)
COMMUNICATIONS (1.1%)

Juniper Networks, Inc. (b)                 1,000      25,180
Yahoo!, Inc. (b)                           7,000     242,550
                                                   ---------
                                                     267,730
                                                   ---------

CONSUMER CYCLICAL (4.0%)

Best Buy Co., Inc.                         2,000     137,100
Four Seasons Hotels, Inc.                  3,000     198,300
Herman Miller, Inc.                        6,600     203,544
Staples, Inc.                              8,000     170,560
Steelcase, Inc. Class A                   20,800     288,080
                                                   ---------
                                                     997,584
                                                   ---------

CONSUMER NON-CYCLICAL (2.7%)

Robert Half International, Inc.           14,000     349,580
Wrigley (WM.) Jr. Co.                      5,000     344,200
                                                   ---------
                                                     693,780
                                                   ---------

TECHNOLOGY (4.5%)

Apple Computer, Inc. (b)                   4,000     147,240
Computer Associates International, Inc.   15,000     412,200

KLA-Tencor Corp.                           5,000     218,500
Network Appliance, Inc. (b)               13,000     367,510
                                                   ---------
                                                   1,145,450
                                                   ---------
TOTAL COMMON STOCKS                                3,104,544
                                                   ---------
TOTAL (COST $3,042,790) (a) - 12.3%                3,104,544
                                                   =========

                See Notes to Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments (Unaudited)            June 30, 2005

ORGANIZATION:

      The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group contains the following 1st Source Monogram Funds (individually a "Fund," collectively the "Funds"):

FUND                                                 SHORT NAME
-------------------------------------------          -----------------------
1st Source Monogram Income Equity Fund               Income Equity Fund
1st Source Monogram Diversified Equity Fund          Diversified Equity Fund
1st Source Monogram Special Equity Fund              Special Equity Fund
1st Source Monogram Income Fund                      Income Fund
1st Source Monogram Long/Short Fund                  Long/Short Fund

      Financial statements for all other series of the Group are published separately.

      Under the Group's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with their vendors and others that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Funds expect that risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

SECURITIES VALUATION:

      The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. Securities or other assets for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees.

      Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

REPURCHASE AGREEMENTS:

      The Funds may enter into repurchase agreements with a bank or broker-dealers which 1st Source Corporation Investment Advisors, Inc. the "Advisor" deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

WRITTEN OPTIONS:

      The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds did not have any option activity as of June 30, 2005.

SECURITY TRANSACTIONS AND RELATED INCOME:

      Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date.

SHORT SALES TRANSACTIONS:

      The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.

                          SIGNAL LARGE CAP GROWTH FUND
                        Schedule of Portfolio Investments

                                  JUNE 30, 2005
                                   (unaudited)

SHARES OR
PRINCIPAL
AMOUNT ($)                  SECURITY DESCRIPTION                  VALUE ($)
---------------------------------------------------------------------------
             COMMON STOCKS -- 96.6%
             AEROSPACE/DEFENSE -- 0.9%
    7,800    United Technologies Corp.                              400,530
                                                                 ----------
             AIR FREIGHT & LOGISTICS -- 0.8%
    7,000    Expeditors International of Washington, Inc.           348,670
                                                                 ----------
             BANKING -- 6.2%
   20,300    Bank of America Corp.                                  925,883
   25,000    U.S. Bancorp                                           730,000
   14,200    Zions Bancorp                                        1,044,126
                                                                 ----------
                                                                  2,700,009

                                                                 ----------
             CHEMICALS - SPECIALTY -- 0.5%
    7,200    Ecolab, Inc.                                           232,992
                                                                 ----------

             COMMUNICATIONS EQUIPMENT -- 1.6%
   24,000    Cisco Systems, Inc.*                                   458,640
    8,000    Harris Corp.                                           249,680
                                                                 ----------
                                                                    708,320

                                                                 ----------
             COMPUTER HARDWARE -- 1.6%
   18,000    Dell Computer Corp.*                                   711,180
                                                                 ----------
             COMPUTERS - MEMORY DEVICES -- 1.0%
   32,000    EMC Corp.*                                             438,720
                                                                 ----------
             CONSTRUCTION MATERIALS -- 2.0%
   12,000    Florida Rock Industries, Inc.                          880,200
                                                                 ----------
             CONSUMER FINANCE -- 0.7%
   12,000    MBNA Corp.                                             313,920
                                                                 ----------
             CONSUMER PRODUCTS - MISCELLANEOUS -- 1.6%
    8,000    Fortune Brands, Inc.                                   710,400
                                                                 ----------
             CRUISE LINES -- 1.1%
    8,700    Carnival Corp.                                         474,585
                                                                 ----------
             DISTILLER & VINTNERS -- 2.6%
   38,000    Constellation Brands, Inc.*                          1,121,000
                                                                 ----------

             DIVERSIFIED FINANCIAL SERVICES -- 1.6%
   15,500    Citigroup, Inc.                                        716,565
                                                                 ----------
             DIVERSIFIED MANUFACTURING OPERATIONS -- 0.4%
    4,400    Dover Corp.                                            160,072
                                                                 ----------
             ELECTRONICS -- 1.7%
    9,600    L-3 Communications Holdings, Inc.                      735,168
                                                                 ----------
             EXCHANGE TRADED FUNDS -- 2.8%
    5,100    Amex Energy Select SPDR                                226,797
    7,000    Industrial Select Sector SPDR                          205,660
    3,000    Mid-Cap 400 Trust Series - SPDR                        375,660
   21,800    Technology Select Sector SPDR                          434,474
                                                                 ----------
                                                                  1,242,591
                                                                 ----------

             FINANCE - INVESTMENT BANKERS AND BROKERS -- 7.7%
    9,000    Franklin Resources, Inc.                               692,820
    8,000    Goldman Sachs Group, Inc.                              816,160
   10,200    J.P. Morgan Chase & Co.                                360,264
   14,250    Legg Mason, Inc.                                     1,483,568
                                                                 ----------
                                                                  3,352,812
                                                                 ----------

             FOOD DISTRIBUTORS -- 1.5%
   17,500    Sysco Corp.                                            633,325
                                                                 ----------

             GENERAL MERCHANDISE -- 1.2%
    9,700    Target Corp.                                           527,777
                                                                 ----------

             HEALTHCARE - EQUIPMENT -- 3.1%
   13,000    Medtronic, Inc.                                        673,270
   14,000    Stryker Corp.                                          665,840
                                                                 ----------
                                                                  1,339,110
                                                                 ----------

             HOTELS & MOTELS -- 1.4%
    9,000    Choice Hotels International, Inc.                      591,300
                                                                 ----------

             INDUSTRIAL CONGLOMERATES -- 3.1%
    7,000    3M Co.                                                 506,100
   24,000    General Electric Co.                                   831,600
                                                                 ----------
                                                                  1,337,700
                                                                 ----------
             INDUSTRIAL GASES -- 1.0%
    9,600    Praxair, Inc.                                          447,360
                                                                 ----------

             INSURANCE / LIFE -- 0.6%
    5,800    MetLife, Inc. *                                        260,652
                                                                 ----------

             INSURANCE-MULTI-LINE -- 4.1%
    9,000    American International Group, Inc.                     522,900
   18,000    Wellpoint, Inc.*                                     1,253,520
                                                                 ----------
                                                                  1,776,420
                                                                 ----------

             INTERNET SERVICE PROVIDERS -- 0.5%
    6,600    Ebay, Inc.*                                            217,866
                                                                 ----------

             MACHINERY - INDUSTRIAL -- 4.2%
   10,400    Danaher Corp.                                          544,336
    7,200    Illinois Tool Works, Inc.                              573,696
   10,000    Ingersoll-Rand Co. - ADR                               713,500
                                                                 ----------
                                                                  1,831,532
                                                                 ----------

             MEDICAL PRODUCTS -- 1.5%
   10,000    Biomet, Inc.                                           346,400
    4,500    ResMed, Inc.                                           296,955
                                                                 ----------
                                                                    643,355
                                                                 ----------

             OIL & GAS - INTEGRATED -- 3.0%
   10,300    BP PLC - ADR                                           642,514
   11,300    Exxon Mobil Corp.                                      649,411
                                                                 ----------
                                                                  1,291,925
                                                                 ----------

             OIL & GAS EXPLORATION SERVICES -- 6.5%
   12,200    Apache Corp.                                           788,120
   12,800    Noble Energy, Inc.                                     968,320
   17,000    Smith International, Inc.                            1,082,900
                                                                 ----------
                                                                  2,839,340
                                                                 ----------
             PERSONAL PRODUCTS -- 3.2%
    9,000    Avon Products, Inc.                                    340,650
    4,200    Estee Lauder Cos., Inc.                                164,346
   16,600    Procter & Gamble Co.                                   875,650
                                                                 ----------
                                                                  1,380,646
                                                                 ----------

             PHARMACEUTICALS -- 4.9%
    5,200    Barr Laboratories, Inc.*                               253,448
   19,500    Caremark Rx, Inc.*                                     868,140
   10,000    Johnson & Johnson                                      650,000
   13,000    Pfizer, Inc.                                           358,540
                                                                 ----------
                                                                  2,130,128
                                                                 ----------

             PREPACKAGED SOFTWARE -- 3.3%
   16,000    DST Systems, Inc.*                                     748,800
   16,000    Fiserv, Inc.                                           687,200
                                                                 ----------
                                                                  1,436,000
                                                                 ----------

             RETAIL - APPAREL/SHOE -- 2.0%
   26,000    Chico's Fas, Inc. *                                    891,280
                                                                 ----------

             RETAIL - COMPUTER/ELECTRONICS -- 1.5%
    9,600    Best Buy Co., Inc.                                     658,080
                                                                 ----------

             RETAIL - DRUGS -- 2.0%
   19,300    Walgreen Co.                                           887,607
                                                                 ----------

             RETAIL - HOME IMPROVEMENT -- 2.5%
   18,800    Lowe's Cos., Inc.                                    1,094,536
                                                                 ----------

             SEMICONDUCTORS -- 1.7%
   28,500    Intel Corp.                                            742,710
                                                                 ----------

             SOFT DRINKS -- 2.0%
   16,000    PepsiCo, Inc.                                          862,880
                                                                 ----------

             SYSTEMS SOFTWARE -- 3.6%
   30,000    Adobe Systems, Inc.                                    858,600
   12,000    Microsoft Corp.                                        298,080
   10,000    SAP AG - ADR                                           433,000
                                                                 ----------
                                                                  1,589,680
                                                                 ----------

             UTILITIES - ELECTRIC -- 3.4%
    9,900    Entergy Corp.                                          747,945
   17,500    FPL Group, Inc.                                        736,050
                                                                 ----------
                                                                  1,483,995
                                                                 ----------
             TOTAL COMMON STOCKS
                  (cost - $32,573,398)                           42,142,938
                                                                 ----------

             INVESTMENT COMPANIES -- 3.5%
1,516,921    Huntington Money Market Fund - Trust Class           1,516,921
                                                                 ----------

             TOTAL INVESTMENT COMPANIES
                  (cost - $1,516,921)                             1,516,921
                                                                 ----------

             Total Investments - 100.1%
                  (cost - $34,090,319)**                         43,659,859
                                                                 ==========

------------

Percentages indicated are based on net assets.

*Non-income producing securities.

**Represents cost for financial reporting, is substantially the same as cost for federal income tax purposes, and differs from market value by unrelized appreciation (depreciation) of securities as follows:

Unrealized appreciation       $ 9,923,306
Unrealized depreciation          (353,766)
                              -----------
Net unrealized appreciation   $ 9,569,540
                              ===========

ADR - American Depositary Receipt

SPDR - Standard & Poor's Depositary Receipt's

                See Notes to Schedule of Portfolio Investments.

                               SIGNAL INCOME FUND
                        Schedule of Portfolio Investments

                                  JUNE 30, 2005
                                   (unaudited)

SHARES OR
PRINCIPAL                                            INTEREST     MATURITY
AMOUNT($)             SECURITY DESCRIPTION             RATE         DATE     VALUE($)
---------  ----------------------------------------  --------    ---------  -----------
           CORPORATE BONDS -- 33.3%
           AEROSPACE/DEFENSE -- 0.8%
  750,000  General Dynamics Corp.                       4.50%      8/15/10      759,358
                                                                            -----------
           BANKING -- 8.1%
  500,000  Bank of America Corp.                        5.38       6/15/14      531,271
  500,000  Credit Suisse First Boston USA, Inc.         4.63       1/15/08      505,404
1,000,000  Credit Suisse First Boston USA, Inc.         6.13      11/15/11    1,087,772
  105,000  First Union National Bank, BKNT              5.80       12/1/08      110,593
  300,000  MBNA Bank                                    5.38       1/15/08      308,358
  500,000  MBNA Bank                                    6.13        3/1/13      544,862
  500,000  National City Corp.                          4.50       3/15/10      504,702
  500,000  U.S. Bancorp                                 5.10       7/15/07      509,859
  750,000  U.S. Bancorp                                 3.95       8/23/07      748,824
  455,000  U.S. Bancorp                                 5.70      12/15/08      476,032
1,000,000  Washington Mutual Bank                       5.50       1/15/13    1,047,208
1,000,000  Washington Mutual Bank                       5.65       8/15/14    1,052,921
  500,000  Wells Fargo Co.                              3.50        4/4/08      491,785
                                                                            -----------
                                                                              7,919,591
                                                                            -----------

           BEVERAGES -- 0.2%
  180,000  Coca-Cola Enterprises, Inc.                  5.38       8/15/06      182,084
                                                                            -----------

           BREWERY -- 0.5%
  500,000  Anheuser Busch                               4.70       4/15/12      512,218
                                                                            -----------

           COMPUTER HARDWARE -- 0.6%
  500,000  Hewlett-Packard Co.                          5.75      12/15/06      511,635
  100,000  International Business Machines Corp.        4.88       10/1/06      101,066
                                                                            -----------
                                                                                612,701
                                                                            -----------

           DEPARTMENT STORES -- 0.8%
  750,000  Target Corp.                                 5.88        3/1/12      814,350
                                                                            -----------

           ELECTRIC & ELECTRONIC EQUIPMENT -- 1.4%
1,300,000  General Electric Co.                         5.00        2/1/13    1,342,263
                                                                            -----------

           FINANCIAL SERVICES -- 12.0%
  125,000  Alliance Capital Management                  5.63       8/15/06      126,400
  500,000  American General Finance Corp.               4.00       3/15/11      482,799
  100,000  Associates Corp., MTN                        7.55       7/17/06      103,368

  500,000  Associates Corp.                             6.88   11/15/08      542,052
  500,000  Bear Stearns Co., Inc.                       4.50   10/28/10      502,656
  500,000  Boeing Capital Corp.                         5.80    1/15/13      544,302
  750,000  Countrywide Financial                        4.25   12/19/07      749,283
  345,000  General Electric Capital Corp., MTN          6.13    2/22/11      374,833
   75,000  Goldman Sachs Group, Inc.                    6.88    1/15/11       83,627
  500,000  Goldman Sachs Group, Inc.                    5.70    9/1/12       532,011
  400,000  Goldman Sachs Group, Inc.                    5.15    1/15/14      409,901
  250,000  Household Finance Corp.                      8.00    7/15/10      288,466
  500,000  Household Finance Corp.                      4.75    7/15/13      500,755
   20,000  J.P. Morgan & Co., Inc.                      5.75   10/15/08       20,883
  155,000  J.P. Morgan & Co., Inc., MTN                 6.00    1/15/09      163,626
  500,000  J.P. Morgan Chase & Co.                      5.75    1/2/13       535,705
  500,000  J.P. Morgan Chase & Co.                      5.25    5/1/15       516,692
  395,000  J.P. Morgan Chase Bank                       6.13    11/1/08      418,122
  500,000  Morgan Stanley                               3.63    4/1/08       492,249
  400,000  Morgan Stanley                               4.25    5/15/10      397,343
1,450,000  Morgan Stanley                               4.75    4/1/14     1,428,494
1,000,000  Prudential Financial, Inc.                   4.50    7/15/13      995,192
  500,000  SLM Corp.                                    5.34    1/15/13      526,296
  500,000  SLM Corp.                                    5.38    5/15/14      526,232
  500,000  Verizon Global Funding Corp.                 4.00    1/15/08      498,357
                                                                         -----------
                                                                          11,759,644
                                                                         -----------

           FOOD PRODUCTS & SERVICES -- 0.4%
  140,000  Campbell Soup Co.                            6.90   10/15/06      144,828
  300,000  Kraft Foods, Inc.                            4.00    10/1/08      297,642
                                                                         -----------
                                                                             442,470
                                                                         -----------

           INSURANCE -- 1.6%
1,000,000  Everest Reinsurance Holding                  5.40   10/15/14    1,027,040
  500,000  GE Global Insurance                          6.45    3/1/19       524,369
                                                                         -----------
                                                                           1,551,409
                                                                         -----------

           INSURANCE / LIFE -- 0.6%
  513,000  Lincoln National Corp.                       6.50    3/15/08      546,757
                                                                         -----------
           INVESTMENT MANAGEMENT AND
           ADVISORY SERVICES -- 0.5%
  500,000  FMR Corp.*                                   4.75    3/1/13       507,970
                                                                         -----------

           MEDICAL - DRUGS -- 1.9%
  800,000  Bristol-Meyers Squibb Co.                    5.75    10/1/11      855,912
1,000,000  Wyeth                                        5.50    2/1/14     1,053,696
                                                                         -----------
                                                                           1,909,608
                                                                         -----------

           PRINTING & PUBLISHING -- 0.9%
  630,000  New York Times Co., MTN                      6.95   11/18/09      695,751
  155,000  Tribune Co., MTN                             5.50    10/6/08      161,284
                                                                         -----------
                                                                             857,035
                                                                         -----------

           REAL ESTATE OPERATION/DEVELOPMENT --  0.3%
  350,000  EOP Operating Limited Partnership            4.75    3/15/14      343,142
                                                                         -----------

           RESTAURANTS -- 0.3%
  280,000  McDonald's Corp.                             6.00    4/15/11      303,774
                                                                         -----------

           RETAIL -- 0.2%
  200,000  Sherwin-Williams Co.                         6.85    2/1/07       207,784
                                                                         -----------

           SEMICONDUCTOR EQUIPMENT -- 0.4%
  400,000  Applied Materials, Inc.                      7.00    9/6/05       402,172
                                                                         -----------

           UTILITIES - ELECTRIC -- 1.8%
   95,000  National Rural Utilities                     6.00    5/15/06       96,707
  950,000  National Rural Utilities                     3.25    10/1/07      930,590
  200,000  Tennessee Valley Authority, Series A         5.63    1/18/11      214,939
  500,000  Union Electric Co.                           6.75    5/1/08       531,915
                                                                         -----------
                                                                           1,774,151
                                                                         -----------

           TOTAL CORPORATE BONDS
                (cost - $32,129,212)                                      32,748,481
                                                                         -----------

           U.S. GOVERNMENT AGENCIES -- 46.6%
  230,000  Fannie Mae                                   6.55    9/12/05      231,421
  350,000  Fannie Mae, MTN                              6.89    4/25/06      358,737
  300,000  Fannie Mae                                   5.25    6/15/06      304,123
  400,000  Fannie Mae                                   7.13    3/15/07      421,772
1,000,000  Fannie Mae                                   3.63    7/27/07      995,232
1,500,000  Fannie Mae, Callable 5/5/06 @ 100            4.30    5/5/08     1,504,883
1,000,000  Fannie Mae                                   4.00    9/2/08       999,349
  250,000  Fannie Mae                                   5.25    1/15/09      260,868
  500,000  Fannie Mae, Callable 11/30/07 @ 100          4.00   11/30/09      497,650
  200,000  Fannie Mae                                   4.25    7/28/10      199,286
  150,000  Fannie Mae                                   6.25    2/1/11       164,365
1,000,000  Fannie Mae, Callable 9/9/05 @ 100            4.55    3/9/11       999,797
  750,000  Fannie Mae                                   5.38   11/15/11      803,760
  100,000  Fannie Mae                                   5.25    8/1/12       105,405
  300,000  Fannie Mae, Callable 10/15/05 @ 100          5.00    4/15/13      300,874
  500,000  Fannie Mae                                   4.63   10/15/14      512,787
  500,000  Fannie Mae, Callable 7/22/05 @ 100           5.31    11/3/14      500,215
  648,905  Fannie Mae                                   4.50    6/25/33      646,227
  542,073  Fannie Mae                                   5.00    3/25/34      546,244
  500,000  Federal Farm Credit Bank, MTN                5.87    9/2/08       528,908
  420,000  Federal Farm Credit Bank                     5.81    1/10/11      455,891
  750,000  Federal Farm Credit Bank, Callable           4.65   11/29/11      752,935
           11/29/06 @ 100
  500,000  Federal Farm Credit Bank                     4.60    1/17/12      513,579

  250,000  Federal Farm Credit Bank, Callable           5.22   10/20/14      250,068
           7/19/05 @ 100
2,000,000  Federal Farm Credit Farm                     3.75    10/3/07    1,986,655
  250,000  Federal Home Loan Bank, Series L-06          5.82    1/11/06      252,736
  285,000  Federal Home Loan Bank, Series               4.88   11/15/06      288,741
           TV06
  925,000  Federal Home Loan Bank, Series               6.20   10/10/07      966,077
           HS07
  500,000  Federal Home Loan Bank, Callable             3.25   10/17/07      493,288
           10/17/05 @ 100
  800,000  Federal Home Loan Bank, Callable             4.50    6/6/08       800,081
           7/6/05 @ 100
  500,000  Federal Home Loan Bank, Callable             4.05    8/13/08      499,210
           8/13/05 @ 100
1,065,000  Federal Home Loan Bank, Series 100           5.80    9/2/08     1,124,793
  325,000  Federal Home Loan Bank, Series               5.25   11/14/08      337,697
           8D08
  875,000  Federal Home Loan Bank                       5.49   12/22/08      920,145
  400,000  Federal Home Loan Bank, Callable             4.28   10/30/09      399,467
           7/30/05 @ 100
  200,000  Federal Home Loan Bank, Series 5,            4.00    3/30/10      199,304
           Callable 9/3/05 @ 100
1,250,000  Federal Home Loan Bank, Series 1,            4.75    3/30/10    1,251,845
           Callable 3/30/06 @ 100
  550,000  Federal Home Loan Bank                       4.00    4/22/10      549,485
  100,000  Federal Home Loan Bank, Series               6.00    5/13/11      110,193
           1N11
  500,000  Federal Home Loan Bank                       4.63    2/15/12      514,343
1,000,000  Federal Home Loan Bank, Callable             4.75    2/16/12    1,004,263
           2/16/07 @ 100
  500,000  Federal Home Loan Bank                       5.00    2/21/12      500,917
1,200,000  Federal Home Loan Bank, Callable             5.25    5/3/12     1,205,586
           11/3/05 @ 100
  200,000  Federal Home Loan Bank, Callable             4.00   10/29/13      200,104
           7/29/05 @ 100
  500,000  Federal Home Loan Bank                       4.25    1/30/15      500,247
1,000,000  Federal Home Loan Bank, Callable             5.74    4/20/15    1,014,846
           4/20/06 @ 100
  500,000  Federal Home Loan Bank, Callable             5.65    3/22/19      500,104
           7/18/05 @ 100
  500,000  Federal Home Loan Bank, Callable             5.30    11/4/19      508,943
           11/4/09 @ 100
  500,000  Federal Home Loan Bank, Callable             5.85   12/27/19      509,318
           12/27/06 @ 100
1,000,000  Freddie Mac                                  7.00    7/15/05    1,001,327
  245,000  Freddie Mac                                  6.78    8/18/05      246,060
  200,000  Freddie Mac                                  6.80    8/22/05      200,941
  500,000  Freddie Mac                                  3.00    5/26/06      496,654
  500,000  Freddie Mac                                  3.25    3/14/08      490,081
   50,000  Freddie Mac                                  5.75    4/15/08       52,487
  750,000  Freddie Mac, Callable 12/1/05 @ 100          4.85    12/1/09      753,904

  640,086  Freddie Mac                                  3.75    4/15/11      639,716
1,000,000  Freddie Mac                                  6.25    3/5/12     1,035,853
  800,000  Freddie Mac, Callable 10/11/05 @             4.75   10/11/12      800,874
           100
  750,000  Freddie Mac, Callable 11/5/07 @ 100          5.25    11/5/12      757,340
1,500,000  Freddie Mac                                  4.80    7/30/13    1,492,184
  500,000  Freddie Mac                                  5.13    8/6/13       500,706
  500,000  Freddie Mac, Callable 11/7/05 @ 100          5.13    11/7/13      501,904
1,500,000  Freddie Mac, Callable 1/30/07 @ 100          5.00    1/30/14    1,504,030
  500,000  Freddie Mac, Callable 10/27/06 @             5.00   10/27/14      503,744
           100
  750,000  Freddie Mac                                  5.00   11/13/14      758,141
1,500,000  Freddie Mac                                  5.00    1/15/19    1,525,503
  427,147  Freddie Mac                                  4.75    3/15/22      431,182
1,458,800  Freddie Mac                                  5.00    8/15/27    1,475,764
  751,798  Freddie Mac, Series 2664                     5.00    4/15/30      752,735
  372,310  Freddie Mac                                  5.50   10/15/31      377,952
                                                                         -----------

           TOTAL U.S. GOVERNMENT AGENCIES
                (cost - $45,534,146)                                      45,791,846
                                                                         -----------

           U.S. TREASURY NOTES -- 18.2%
  200,000  U.S. Treasury Notes                          6.50    8/15/05      200,812
  525,000  U.S. Treasury Notes                          5.88   11/15/05      529,881
  700,000  U.S. Treasury Notes                          5.63    2/15/06      709,652
  700,000  U.S. Treasury Notes                          6.88    5/15/06      720,070
1,150,000  U.S. Treasury Notes                          6.50   10/15/06    1,191,732
  150,000  U.S. Treasury Notes                          6.25    2/15/07      156,258
  500,000  U.S. Treasury Notes                          3.75    3/31/07      500,762
1,000,000  U.S. Treasury Notes                          3.63    4/30/07      999,453
  325,000  U.S. Treasury Notes                          6.63    5/15/07      342,393
  400,000  U.S. Treasury Notes                          6.13    8/15/07      420,094
  775,000  U.S. Treasury Notes                          5.50    2/15/08      810,874
  650,000  U.S. Treasury Notes                          5.63    5/15/08      684,277
  500,000  U.S. Treasury Notes                          3.38   11/15/08      494,942
  340,000  U.S. Treasury Notes                          4.75   11/15/08      351,263
  300,000  U.S. Treasury Notes                          3.88    5/15/09      301,734
3,000,000  U.S. Treasury Notes                          3.63    1/15/10    2,985,818
  750,000  U.S. Treasury Notes                          3.50    2/15/10      742,471
  500,000  U.S. Treasury Notes                          4.00    3/15/10      505,449
  700,000  U.S. Treasury Notes                          5.00    8/15/11      746,293
  200,000  U.S. Treasury Notes                          4.88    2/15/12      212,406
  500,000  U.S. Treasury Notes                          4.38    8/15/12      518,555
1,750,000  U.S. Treasury Notes                          4.00   11/15/12    1,769,619
  200,000  U.S. Treasury Notes                          4.75    5/15/14      212,219
1,750,000  U.S. Treasury Notes                          4.25   11/15/14    1,791,085
                                                                         -----------

           TOTAL U.S. TREASURY NOTES
                (cost - $17,543,819)                                      17,898,112
                                                                         -----------

           INVESTMENT COMPANIES -- 1.0%
1,031,268  Huntington Money Market Fund - Trust Class                    $ 1,031,268
                                                                         -----------

           TOTAL INVESTMENT COMPANIES
                (cost - $1,031,268)                                        1,031,268
                                                                         -----------

           Total Investments - 99.1%
                (cost - $96,238,445)**                                    97,469,707
                                                                         ===========

------------

Percentages indicated are based on net assets.

* 144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees.

** Represents cost for financial reporting, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation         $ 1,480,446
Unrealized depreciation            (249,184)
                                -----------
Net unrealized appreciation     $ 1,231,262
                                ===========

BKNT - Bank Note

MTN - Medium Term Note

                See Notes to Schedule of Portfolio Investments.

                          SIGNAL TAX-EXEMPT INCOME FUND
                        Schedule of Portfolio Investments

                                  JUNE 30, 2005
                                   (unaudited)

SHARES OR
PRINCIPAL                                            INTEREST   MATURITY
AMOUNT ($)         SECURITY DESCRIPTION                RATE       DATE      VALUE ($)
---------  ----------------------------------------  --------   --------    ---------
           MUNICIPAL BONDS -- 98.3%
           ALABAMA -- 1.0%
210,000    Daphne Alabama, GO, Callable 2/1/13         4.00%      8/1/14      216,080
           @ 100, Insured by: AMBAC
                                                                            ---------
           CALIFORNIA -- 1.2%
250,000    La Mirada California Redevelopment          4.25      8/15/19      255,203
           Agency, Callable 8/15/14 @ 100,
           Insured by:  FSA

                                                                            ---------
           GEORGIA -- 0.5%
100,000    Athens Georgia Student Housing              4.00      12/1/14      103,431
           Authority Revenue, Callable 12/1/12 @
           100, Insured by: AMBAC

                                                                            ---------
           ILLINOIS -- 4.8%
200,000    Du Page County Illinois High School         5.05      12/1/14      208,204
           District, Series A, GO, Callable 12/1/07
           @ 100

500,000    Illinois State, GO, Callable 9/1/06 @       5.40       9/1/08      524,544
           102, Insured by: FGIC

300,000    Northlake Illinois, Series A, GO,           5.00       6/1/14      316,080
           Callable 12/1/08 @ 100, Insured by:
           AMBAC

                                                                            ---------
                                                                            1,048,828
                                                                            ---------
           INDIANA -- 59.9%
200,000    Blackford County Indiana School             5.00     7/15/11      206,070
           Building Corp., Callable 7/15/06 @ 101,
           Insured by: AMBAC

260,000    Bloomington Indiana Municipal               4.80       8/1/12      270,413
           Facilities Corp., Callable 2/1/08 @ 101

200,000    Carmel Indiana Redevelopment                4.25       8/1/11      210,820
           Authority, Insured by: MBIA

380,000    Center Grove Indiana Building Corp.,        3.50      1/15/11      384,575
           Insured by:  FGIC

150,000    Clarksville Indiana High School             5.00      7/15/14      158,864
           Building Corp., Callable 7/15/08 @ 101,
           Insured by: MBIA

225,000    Cloverdale Indiana Multi-School             4.95      1/15/11      241,137
           Building Corp., Callable 1/15/08 @ 102,

           Insured by: MBIA

200,000    Crown Point Indiana Multi-School            4.80     1/15/14      211,112
           Building Corp., Callable 7/15/09 @ 101,
           Insured by: MBIA

295,000    Delaware County Indiana Edit Corp.,         5.00     12/1/12      310,753
           Callable 12/1/07 @ 101, Insured by:
           MBIA

400,000    Delaware County Indiana Hospital            5.00      8/1/16      431,200
           Authority, Callable 8/1/08 @ 102,
           Insured by: AMBAC

125,000    Eagle Union Middle School Building          4.85      7/5/15      133,153
           Corp. Indiana, Callable 7/5/11 @ 100,
           Insured by: AMBAC

400,000    East Allen Woodland School Building         3.25     7/15/10      402,028
           Corp. Indiana, Insured by:  MBIA

300,000    Elkhart County Indiana Corrections          4.13     12/1/19      304,350
           Complex, Callable 6/1/14 @ 100,
           Insured by:  MBIA

165,000    Elkhart Indiana Community Schools,          4.95     7/15/06      168,643
           GO

100,000    Fall Creek Indiana Regulatory Waste         4.70      3/1/13      106,366
           District, Callable 9/1/10 @ 100, Insured
           by: MBIA

225,000    Fort Wayne Indiana South Side School        4.75     1/15/12      232,704
           Building Corp., Callable 7/15/06 @ 102,
           Insured by: FSA

260,000    Greencastle Indiana Multi-School            4.10     1/10/13      270,444
           Building Corp., Callable 7/10/12 @ 100,
           Insured by: FGIC

300,000    Greencastle Indiana Waterworks              4.25      7/1/13      313,839
           Revenue, Callable 1/1/12 @ 100,
           Insured by: MBIA

275,000    Indiana Bank Revenue, Insured by:           4.00      4/1/09      284,248
           MBIA

290,000    Indiana Bank Revenue, Series A,             4.60      2/1/13      306,237
           Callable 2/1/09 @ 102, Insured by:
           FSA

265,000    Indiana Bank Revenue, Series A,             4.80      2/1/13      277,413
           Callable 2/1/08 @ 101

470,000    Indiana Health Facilities Financing         5.50     2/15/10      504,149
           Authority, Callable 8/15/07 @ 102,
           Insured by: RADIAN

325,000    Indiana State Educatonal Facilities         4.95    10/15/12      342,553
           Authority, Callable 10/15/08 @ 101

300,000    Indiana State Office Building               4.70      7/1/11      313,872
           Community Facilities, Series A, Callable
           7/1/08 @ 101

300,000    Indiana University Revenue, Series L,       5.00      8/1/12      319,926
           Callable 8/1/08 @ 101

100,000    Indianapolis-Marion County Indiana          4.10      7/1/14      103,189

           Public Library, Series A, GO, Callable
           7/1/10 @ 101

100,000    Johnson County Indiana, GO, Insured         4.10     7/15/07      102,601
           by: FSA

305,000    Lafayette Indiana Redevelopment             3.75      8/1/13      311,045
           Authority, Callable 2/1/13 @ 100

 75,000    Marion County Indiana Convention and        5.00      6/1/12       79,481
           Recreational Facilities Authority, Series
           A, Callable 6/1/08 @ 101

275,000    Mithcell Indiana Multi-School Building      4.65      7/5/13      297,492
           Corp.

200,000    Monroe County Indiana Community             5.25      7/1/12      211,314
           School Corp., Callable 1/1/07 @ 102,
           Insured by: MBIA

300,000    Montgomery County Indiana Jail              4.00     7/15/16      304,755
           Facility Building Corp., Callable 1/15/15
           @ 100, Insured by:  FSA

150,000    Mt. Vernon of Hancock County Indiana        4.70     1/15/12      160,880
           Multi-School Building Corp., Series B,
           Callable 7/15/11 @ 100, Insured by:
           AMBAC

200,000    Munster Indiana School Building Corp.,      4.60      7/5/10      210,700
           Callable 7/5/08 @ 101, Insured by:
           FSA

400,000    North Montgomery Indiana High               5.05     7/15/15      428,820
           School Building Corp., Callable 1/15/11
           @ 100, Insured by: FGIC

100,000    Northwest Allen County Indiana Middle       4.75     1/15/12      107,059
           School Building Corp., Callable 1/15/09
           @ 101, Insured by: MBIA

200,000    Northwest Allen County Indiana Middle       4.90     1/15/14      215,118
           School Building Corp., Callable 1/15/09
           @ 101, Insured by: MBIA

400,000    Perry Township Indiana Multi-School         5.00     7/15/13      413,460
           Building Corp., Callable 7/15/06 @ 101,
           Insured by: AMBAC

240,000    Perry Township Indiana Multi-School         4.63     1/15/15      252,881
           Building Corp., Callable 7/15/10 @101,
           Insured by: FGIC

235,000    Peru Indiana School Building Corp.,         3.75     1/15/13      239,637
           Insured by:  MBIA

300,000    Porter County Indiana Jail Building         5.00     7/10/16      320,847
           Corp., Callable 7/10/11 @ 100, Insured
           by: FSA

275,000    Princeton Indiana Sewer Works               4.50      5/1/13      280,200
           Revenue, Callable 5/1/09 @ 101

 50,000    Purdue University Indiana Certificates      4.50      7/1/09       51,823
           Participation, Callable 7/1/08 @ 100

250,000    Rochester Indiana Community School          5.00     7/15/13      269,680
           Building Corp., Callable 7/15/08 @ 102,
           Insured by: AMBAC

200,000    South Bend Indiana Community                4.60      7/1/13      211,198
           School Building Corp., Callable 1/1/10
           @ 101, Insured by: FSA

225,000    South Bend Indiana Community                5.10      7/1/17      242,053
           School Building Corp., Callable 1/1/10
           @ 101, Insured by: FSA

400,000    Sunman-Dearbon Indiana High School          4.00     7/15/12      415,896
           Building Corp., Insured by:  MBIA

125,000    Terre Haute Indiana San District, GO,       4.60      7/1/10      130,389
           Callable 1/1/07 @ 102, Insured by:
           AMBAC

300,000    Terre Haute Indiana San District,           4.00      7/1/17      304,263
           Callable 1/1/15 @ 100, Insured by:
           AMBAC

200,000    Vinton-Tecumseh Indiana School              5.00      7/5/13      210,076
           Building Corp., Callable 1/5/08 @ 101,
           Insured by: SAW

300,000    Warren Township Indiana School              5.00      7/5/14      317,601
           Building Corp., Callable 7/5/08 @ 101,
           Insured by: FSA

275,000    Whitley County Indiana Middle School        4.80     1/10/11      290,359
           Building Corp., Callable 7/10/08 @ 101,
           Insured by: FSA

                                                                          ----------
                                                                          13,187,686
                                                                          ----------
           KENTUCKY -- 2.0%
250,000    Jessamine County Kentucky School            4.00      1/1/14      258,735
           District, Insured by:  AMBAC

185,000    Kentucky Rural Water Financial Corp.,       3.88      2/1/14      189,819
           Series C, Callable 2/01/12 @ 101,
           Insured by: MBIA

                                                                          ----------
                                                                             448,554
                                                                          ----------
           MICHIGAN -- 4.9%
250,000    Green Oak Township Michigan - Sewer,        4.00      5/1/17      254,625
           GO, Callable 5/1/12 @ 100, Insured by:
           MBIA

300,000    Macomb Township Michigan Building           4.75      4/1/16      325,323
           Authority, GO, Callable 4/1/11 @ 100,
           Insured by: AMBAC

150,000    Michigan Higher Education Facilities        5.00     12/1/20     157,854
           Authority Revenue, Callable 12/1/12 @
           100

320,000    Warren Michigan Downtown                    4.00     10/1/14     332,010
           Development, GO, Insured by: MBIA
                                                                          ----------
                                                                           1,069,812
                                                                          ----------
           MISSOURI -- 2.4%
200,000    Creve Coeur Missouri, SO                    3.50      1/1/13      201,838

300,000    Jefferson County Missouri School            4.35      3/1/16      317,046
           District, GO, Callable 3/1/14 @ 100,
           Insured by: MBIA

                                                                           ---------
                                                                             518,884
                                                                           ---------
           NEVADA -- 1.2%
250,000    University of Nevada Community              4.45      7/1/12      264,248
           College, Series A, Callable 7/1/11 @
           100, Insured by: FGIC

                                                                           ---------
           NORTH DAKOTA -- 1.4%
300,000    North Dakota State Building Authority       3.70     12/1/15      301,935
           Lease Revenue, Callable 12/1/13 @
           100
                                                                           ---------
           PENNSYLVANIA -- 0.7%
150,000    Pennsylvania State Higher Educational       5.38      7/1/23      160,470
           Facilities Authority College & University
           Revenue, Callable 7/1/11 @ 100,
           Insured by: ASST GTY

                                                                           ---------
           TEXAS -- 3.0%
350,000    Brownsville Texas, GO, Callable             4.00     2/15/17      353,805
           2/15/14 @ 100, Insured by:  AMBAC

300,000    Travis County Texas, Series A, GO,          4.75      3/1/15      315,159
           Callable 3/1/08 @ 100
                                                                           ---------
                                                                             668,964
                                                                           ---------
           UTAH -- 2.3%
200,000    South Davis Recreation District Utah,       4.38      1/1/20      205,394
           Callable 1/1/15 @ 100, Insured by:
           XLCA

300,000    Utah State Building Ownership               3.25     5/15/09      302,487
           Authority Lease Revenue
                                                                           ---------
                                                                             507,881
                                                                           ---------
           WASHINGTON -- 5.4%
550,000    Seattle Washington Municipal Light          3.25      8/1/11      550,593
           and Power Revenue, Insured by: FSA

300,000    Washington State, Series 2003A, GO,         5.00      7/1/14      325,353
           Callable 7/1/12 @ 100

300,000    Washington State, Callable 4/1/14 @         4.25     10/1/15      314,262
           100, Insured by: MBIA
                                                                           ---------
                                                                           1,190,208
                                                                           ---------
           WISCONSIN -- 7.6%
400,000    Chilton Wisconsin School District,          4.00      4/1/13      413,592
           Callable 4/1/12, Insured by:  FGIC

 50,000    Elmbrook Wisconsin School District,         4.13      4/1/15       51,105
           GO, Callable 4/1/12 @ 100

595,000    Green Bay Wisconsin Area Public             3.38      4/1/10      601,086
           School District, Insured by:  FGIC,
           Series B

300,000    Janesville Wisconsin School District,       4.00      3/1/12      305,589
           GO, Callable 3/1/08 @ 100, Insured by:
           FGIC

200,000    Wisconsin State Clean Water Revenue,        4.85      6/1/18      206,546
           Series 1, Callable 6/1/08 @ 100

100,000    Wisconsin State Health & Educational        5.38     2/15/22      102,621
           Facilities Authority Revenue, Callable
           2/15/09 @ 101

                                                                         -----------
                                                                          1,680,539
                                                                         -----------
           TOTAL MUNICIPAL BONDS
                (cost - $20,823,856)                                      21,622,723
                                                                         -----------

           INVESTMENT COMPANIES -- 0.4%
 87,735    Huntington Money Market Fund - Trust Class                    $    87,735
    264    Fidelity Institutional Tax-Exempt Portfolio                           264
                                                                         -----------
           TOTAL INVESTMENT COMPANIES
                (cost - $87,999)                                              87,999
                                                                         -----------

           Total Investments - 98.7%
                (cost - $20,911,855)*                                     21,710,722
                                                                         ===========

------------
Percentages indicated are based on net assets.

* Represents cost for financial reporting, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation         $ 809,993
Unrealized depreciation           (11,126)
                                ---------
Net unrealized appreciation     $ 798,867
                                =========

AMBAC - AMBAC Indemnity Corp.

ASST GTY - Asset Guaranty

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance, Inc.

GO - General Obligation

MBIA - Municipal Bond Insurance Assoc.

RADIAN - RADIAN Guaranty, Inc.

SAW - State Aid Withholding

SO - Special Obligation

XLCA - XL Capital Assurance, Inc.

                See Notes to Schedule of Portfolio Investments.

                            SIGNAL MONEY MARKET FUND
                        Schedule of Portfolio Investments

                                  JUNE 30, 2005
                                   (unaudited)

SHARES OR
PRINCIPAL                                                INTEREST         MATURITY
AMOUNT ($)          SECURITY DESCRIPTION                   RATE             DATE        VALUE ($)
---------    --------------------------------------      --------         --------     ----------
             COMMERCIAL PAPER -- 60.4%
             BANK HOLDING COMPANIES -- 7.7%
2,500,000    Bank of America**                             3.07 %           7/6/05      2,498,934
2,000,000    Citigroup Funding**                           3.16            7/18/05      1,997,016
2,000,000    Greenwhich Capital*                           3.10            12/6/05      2,000,000
2,000,000    Northern Trust Corp.**                        3.15             8/1/05      1,994,575
                                                                                       ----------
                                                                                        8,490,525
                                                                                       ----------
             ELECTRIC & ELECTRONIC EQUIPMENT --
             3.6%
3,500,000    General Electric Capital Corp.**              4.15            8/17/05      3,485,469
  500,000    General Electric Capital Corp.**              3.41             2/3/06        500,694
                                                                                       ----------
                                                                                        3,986,163
                                                                                       ----------
             FINANCE SERVICES -- 25.3%
2,000,000    Amsterdam Funding**(a)                        3.09            7/12/05      1,998,112
2,500,000    Barton Capital**(a)                           3.09             7/7/05      2,498,713
2,000,000    Fairway Finance**(a)                          3.04            7/25/05      1,995,827
2,500,000    Fountain Square**(a&b)                        3.01             7/5/05      2,499,164
2,000,000    Gramplan Funding**(a)                         3.08            7/18/05      1,997,091
2,500,000    Kitty Hawk Funding**(a)                       3.12            7/12/05      2,497,617
3,000,000    Old Line Funding**(a)                         3.13            7/19/05      2,995,305
2,000,000    Park Avenue**(a)                              3.11            7/12/05      1,998,099
1,000,000    Steamboat Funding**(a&b)                      3.19            7/15/05        998,759
2,000,000    Three Pillars Funding**(a)                    3.15            7/11/05      1,998,250
4,000,000    UBS Finance*                                  3.35             7/1/05      4,000,000
2,500,000    Windmill Funding**(a&b)                       3.15            7/13/05      2,497,375
                                                                                       ----------
                                                                                       27,974,312
                                                                                       ----------
             FOREIGN BANK & BRANCHES & AGENCIES
              -- 18.0%
2,000,000    Abn Amro NA Finance, Inc.**                   3.07             7/8/05      1,998,806
3,000,000    Barclays US Funding**                         3.10            7/18/05      2,995,609
2,500,000    Cba(Del) Finance**                            3.07             7/8/05      2,498,508
2,000,000    Dexia Del LLC**                               3.13             7/5/05      1,999,304
2,000,000    HBOS Tresury Service**                        3.09             7/8/05      1,998,767
1,475,000    HBOS Tresury Service**                        3.14             8/8/05      1,470,111
1,500,000    KFW International Finance**                   2.85            7/25/05      1,497,150
2,000,000    Rabobank USA**                                3.23             8/8/05      1,993,181

2,000,000    Royal Bank of Scotland**                                                   3.11            7/15/05      1,997,581
1,500,000    Societe Generale**                                                         2.95            9/12/05      1,491,027
                                                                                                                    ----------
                                                                                                                    19,940,044
                                                                                                                    ----------
             PERSONAL CREDIT INSTITUTIONS -- 2.2%
2,500,000    Toyoto Motor Credit**                                                      3.39            9/28/05      2,479,048
                                                                                                                    ----------
             SECURITY BROKERS & DEALERS -- 3.6%
2,000,000    Goldman Sachs**                                                            3.09             7/8/05      1,998,798
2,000,000    Morgan Stanley Dean Whitter & Co.**                                        3.12            7/19/05      1,996,880
                                                                                                                    ----------
                                                                                                                     3,995,678
                                                                                                                    ----------
             TOTAL COMMERCIAL PAPER
                  (cost - $66,865,770)                                                                              66,865,770
                                                                                                                    ----------
             U.S. GOVERNMENT AGENCIES --
             9.2%
2,000,000    Fannie Mae**                                                               3.07            7/27/05      1,995,565
1,500,000    Fannie Mae**                                                               2.92            8/17/05      1,494,282
1,250,000    Federal Home Loan Bank                                                     3.13             2/3/06      1,250,000
1,000,000    Federal Home Loan Bank                                                     3.60            5/19/06      1,000,000
1,250,000    Federal Home Loan Bank                                                     3.35            2/22/07      1,250,000
1,250,000    Federal Home Loan Bank                                                     3.29             3/2/07      1,250,000
1,000,000    Freddie Mac                                                                2.25           10/20/05      1,000,000
1,000,000    Freddie Mac                                                                2.82           12/16/05      1,000,000
                                                                                                                    ----------
             TOTAL U.S. GOVERNMENT AGENCIES
                  (cost - $10,239,847)                                                                              10,239,847
                                                                                                                    ----------

             REPURCHASE AGREEMENTS -- 19.8%
             SECURITY BROKERS & DEALERS -- 19.8%
5,000,000    Bank of America Repurchase Agreement (Dated 6/30/05, due 7/1/05,
             proceeds at maturity $5,000,375, fully collateralized by various U.S.
             Treasury Notes, valued at $5,112,164)                                      2.70             7/1/05      5,000,000
6,000,000    Goldman Sachs Repurchase Agreement (Dated 6/30/05, due 7/1/05,
             proceeds at maturity $6,000,465, fully collateralized by various U.S.
             Treasury Notes, valued at $6,135,122)                                      2.79             7/1/05      6,000,000
5,000,000    Morgan Stanley Repurchase Agreement (Dated 6/30/05, due 7/1/05,
             proceeds at maturity $5,000,393, fully collateralized by various U.S.
             Treasury Notes, valued at $5,103,749)                                      2.83             7/1/05      5,000,000
6,000,000    Wachovia Repurchase Agreement(Dated 6/30/05, due 7/1/05,
             proceeds at maturity $6,000,475, fully collateralized by various U.S.
             Treasury Notes, valued at $6,105,655)                                      2.85             7/1/05      6,000,000
                                                                                                                   -----------
             TOTAL REPURCHASE AGREEMENTS
                  (cost - $22,000,000)                                                                              22,000,000
                                                                                                                   -----------

             INVESTMENT COMPANIES -- 6.2%
3,028,569    BlackRock Provident Institutional                                                                       3,028,569
             TempFund

2,715,680    Goldman Sachs Financial Square                                             2,715,680
             Prime Obligations Fund

1,175,171    Merrill Lynch Premier Institutional                                        1,175,171
             Fund
                                                                                      -----------
             TOTAL INVESTMENT COMPANIES
                  (cost - $6,919,420)                                                   6,919,420
                                                                                      -----------
             CERTIFICATES OF DEPOSIT -- 4.5%
             FOREIGN BANK & BRANCHES & AGENCIES
              -- 1.8%

2,000,000    CIBC                                          3.08             7/6/05      2,000,000
                                                                                      -----------
             NATIONAL BANKS, COMMERCIAL -- 2.7%
3,000,000    Wells Fargo Bank                              3.27             8/4/05     3,000,000
                                                                                      -----------
             TOTAL CERTIFICATES OF DEPOSIT
                  (cost - $5,000,000)                                                   5,000,000
                                                                                      -----------

             Total Investments - 100.1%
                (cost - $111,025,037)***                                              111,025,037
                                                                                      ===========

------------
Percentages indicated are based on net assets.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2005.

** Discount Note securities. The rate reflected on the Schedule of Portfolio Investments is the effective rate of the security.

*** Cost for federal income tax purposes is the same.

(a) 4-2 security exempt from registration under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

                See Notes to Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments (Unaudited)            June 30, 2005

ORGANIZATION:

The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Large Cap Growth Fund, the Income Fund, the Tax-Exempt Income Fund, the Money Market Fund, and the Tax-Exempt Money Market Fund (collectively, the "Funds" and individually, a "Fund") are a series within the Group. The Funds are each authorized to issue Class A, Class B, and Class I Shares. Currently all classes of the Tax-Exempt Money Market are not offered to any investors. On August 1, 2003, Class A and Class B of the Money Market Fund liquidated all of their assets and are not currently offered to any investors.

Under the Group's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America. The preparation of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

SECURITIES VALUATION:

The value of each equity security is based either on the closing price on a national securities exchange, or in the absence of recorded sales, at fair value as determined by the Funds' Trustees. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

Securities held in the Money Market Fund are valued utilizing the amortized cost method, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to maturity or reset date of the security.

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with a bank or broker-dealer that Signal Capital Management, Inc. (the "Advisor") deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

SECURITY TRANSACTIONS AND RELATED INCOME:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Income and realized and unrealized gains and losses on investments are allocated to each class of shares based upon relative net assets or other appropriate basis.

SHORT SALES TRANSACTIONS:

      The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Coventry Group

By (Signature and Title)* /s/ R. Jeffery Young - President
                          --------------------------------

Date 08/29/05

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Jeffery Young - President
                          --------------------------------

Date 08/29/05

By (Signature and Title)* /s/ Chris Sabato - Treasurer
                          ----------------------------

Date 08/29/05

* Print the name and title of each signing officer under his or her signature.